AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON MAY 9, 2011

File No. 333-160877

File No.: 811-22320

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 6	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 9	☒

RUSSELL EXCHANGE TRADED FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

1301 Second Avenue

18th Floor

Seattle, Washington 98101

(Address of Principal Executive Offices, Zip Code)

206-505-7877

(Registrant’s Telephone Number, including Area Code)

Mary Beth Rhoden

Russell Exchange Traded Funds Trust

1301 Second Avenue, 18th Floor

Seattle, Washington 98101

206-505-4846

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☒	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                     , 2011

Russell Global Opportunity ETF (NYSE Arca Ticker Symbol: ONEO)

Russell Bond ETF (NYSE Arca Ticker Symbol: ONEB)

Russell Real Return ETF (NYSE Arca Ticker Symbol: ONER)

As with all exchange-traded funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.

RISK/RETURN SUMMARY

RUSSELL GLOBAL OPPORTUNITY ETF (ONEO)

Investment Objective (Non-Fundamental)

The Fund seeks to provide long-term capital growth.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors buying and selling shares of the Fund may be subject to brokerage commissions and other costs charged by their broker, which are not reflected in the table below.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees		%
Distribution (12b-1) Fees		%
Other Expenses*		%
Acquired Fund Fees and Expenses**		%
Total Annual Fund Operating Expenses***		%

*	Other Expenses are based on estimated amounts for the current fiscal year.

**	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year and reflect the Fund’s proportionate share of the expenses of the Underlying Funds in which the Fund invests.

***	Until April 30, 2014, RIMCO has permanently contractually agreed to waive up to the full amount of its % management fee to the extent that Total Annual Operating Expenses, excluding extraordinary expenses exceed % of the average daily net assets of the Fund on an annual basis.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
RUSSELL GLOBAL OPPORTUNITY ETF	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is a “fund of funds,” which means that the Fund seeks to achieve its investment objective by investing primarily in shares of other exchange-traded funds (“Underlying ETFs”). In pursuing the Fund’s investment objective, Russell Investment Management Company (the “Adviser”) will normally invest the Fund’s assets in Underlying ETFs that seek to track various indices. These indices include those that track performance of equity, fixed income, real

1

estate, commodities, infrastructure or currency markets. There is no maximum limit on the percentage of Fund assets that may be invested in securities of non-U.S. issuers through Underlying ETFs. A minimum of 30% of Fund assets will be invested in securities of non-U.S. issuers through Underlying ETFs.

The Fund also may invest in other types of exchange-traded investment products that are not investment companies registered under the Investment Company Act of 1940, such as Exchange Traded Notes (“ETNs”) and exchange-traded pooled investment vehicles that invest in commodities or currency (collectively, with the Underlying ETFs, “Underlying ETPs”). ETNs are debt obligations of investment banks that are traded on exchanges and the returns of which are linked to the performance of market indices.

The Adviser employs an asset allocation strategy that seeks to provide exposure to multiple asset classes in a variety of domestic and foreign markets. The Adviser’s asset allocation strategy establishes a target asset allocation for the Fund and the Adviser then implements the strategy by selecting Underlying ETPs that represent each of the desired asset classes, sectors and strategies. The Adviser’s strategy also involves periodic review of the Fund’s holdings as markets rise and fall to ensure that the portfolio adheres to the strategic allocation and to add value through tactical allocation that may over or underweight Underlying ETPs around the strategic allocation. The Adviser may modify the strategic allocation for the Fund from time to time based on capital markets research. The Adviser also may modify the Fund’s allocation based on tactical factors such as the Adviser’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes, sectors or strategies represented by each Underlying ETP.

The Adviser intends to invest in Underlying ETFs that hold equity securities of large, medium and small capitalization companies across the globe including developed countries and emerging countries. Equity securities may include common and preferred stocks, warrants and rights to subscribe to common stock and convertible securities. The Adviser also intends to invest in Underlying ETPs that (1) hold U.S. and non-U.S. government issued debt, investment grade corporate bonds, below investment grade bonds (generally referred to as high yield bonds or “junk”), mortgage and asset backed securities, and (2) track performance of commodities, real estate, infrastructure and currency markets by investing in energy, metals, agriculture, REITs, utilities, roads and bridges or construction/engineering companies. The Adviser may also, on a limited basis, sell short Underlying ETPs. From time to time, the Fund may invest in Underlying ETPs that are non-diversified and can thus invest a greater portion of their assets in securities of individual issuers than a diversified fund.

The Adviser selects Underlying ETPs based on their potential to represent the underlying asset class, sector or strategy to which the Adviser seeks exposure for the Fund. The Fund will only invest in U.S. listed ETFs.

The Adviser seeks to maintain a low total expense ratio for the Fund and, therefore, also evaluates Underlying ETFs based on their expense ratios. An Underlying ETF is also evaluated based on its tracking error to its underlying index.

The Adviser employs an active management strategy, meaning that it buys and holds Underlying ETPs for either a long or short period of time depending on the opportunity and replacement opportunities. The Adviser considers selling Underlying ETPs generally for one of four reasons: 1) the Adviser no longer wants exposure to the asset class, sector or strategy that the Underlying ETP represents; 2) the Adviser has identified an alternative Underlying ETP for the asset class, sector or strategy to which the Adviser seeks exposure that either better represents that asset class, sector or strategy or does so at a lower cost; 3) the Adviser seeks to rebalance the portfolio to the target strategic allocation; or 4) the Adviser seeks to benefit from a perceived market undervaluation for an asset class, sector or strategy.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

Asset Allocation and Tactical Asset Allocation Risk. Neither the Fund nor the Adviser can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or the Adviser offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for an investor. Similarly, the tactical asset allocation component of the Fund’s strategy may not work as intended. The Fund’s ability to achieve its investment goal depends upon the Adviser’s skill in determining the Fund’s asset allocation and in selecting the best mix of Underlying ETPs. The value of your investment may decrease if the Adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, sector, strategy or Underlying ETP is

2

incorrect. Tactical asset allocation decisions might also result in the Fund having exposure, indirectly through its investments in the Underlying ETPs, to asset classes, countries or regions, or industries or groups of industries that underperform. In addition, the Fund’s risk profile with respect to particular asset classes, sectors or strategies may change at any time based on the Adviser’s tactical asset allocation decisions.

Underlying ETP Risks. The Fund generally is exposed to the same risks as the Underlying ETPs in which it invests in direct proportion to the allocation of the Fund’s assets among the Underlying ETPs. The risks of owning shares of or interests in an Underlying ETP, in turn, generally reflect the risks of owning the underlying securities or other financial instruments of the Underlying ETP. The following are the risks associated with investing in the Underlying ETPs which are also risks of investing in the Fund as a result of its investment in the Underlying ETPs:

•

Potentially Limited Number of Underlying ETPs. From time to time, the Fund may have a significant investment in a single Underlying ETP or a small number of Underlying ETPs. To the extent that the Fund is invested in this way, it is subject to the risk that poor performance of one or more of these Underlying ETPs could have a greater impact on the Fund than if the Fund invested in a broader range of ETPs. There is no limit to the amount the Fund may invest in an Underlying ETP.

•

Non-Diversification Risk. Certain of the Underlying ETPs may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style. Underlying ETPs in which the Fund invests may be non-diversified and, as a result, may have greater exposure to volatility than other ETPs. Because a non-diversified Underlying ETP may invest a larger percentage of its assets in securities of a single issuer than a diversified Underlying ETP, the performance of that issuer can have a substantial impact on that Underlying ETPs, and therefore the Fund’s share price.

•

Costs of Investing in Underlying ETFs. When the Fund invests in Underlying ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the Underlying ETPs’ expenses (including operating costs and management fees). Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the Underlying ETP.

•

Equity Securities. The value of an Underlying ETF’s equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.

•

Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The financial condition of an issuer of a debt security or other instrument may cause it to default or become unable to pay interest or principal due.

•

Non-Investment Grade Fixed Income Securities (High Yield or “Junk Bonds”). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.

•

Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.

•

Currency Risk. The Fund may invest a significant portion of its assets in underlying ETPs whose investments are denominated in non-U.S. currencies, or which invest in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies may affect the value of the Fund’s investment and the value of Fund shares. Because the Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of an investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. Conversely, the dollar value of an investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar.

•

Tracking Error Risk. Although an Underlying ETP may seek to match the returns of an index, the Underlying ETP’s return may not match or achieve a high degree of correlation with the return of its applicable index.

•

Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants’ credit.

•

Commodity Markets Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index

3

volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.

•

Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/ or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.

•

American Depositary Receipts (ADRs). ADRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.

•	Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
•	Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds guaranteed by a government are subject to inflation risk and price depreciation risk.
•

Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market. The lack of liquidity in an Underlying ETF can result in its value being more volatile than the underlying portfolio securities.

•	Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.

More information about the risks of the Underlying ETPs can be found in each Underlying ETP’s prospectus or other offering document.

ETN Risk. ETNs are debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indices. The value of an ETN may be influenced by multiple factors, including time to maturity and level of supply and demand for the ETN.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value (“NAV”).

Short Sales Risk. A short sale will result in a loss if the price of the Underlying ETPs sold short increases between the date of the short sale and the date on which the borrowed Underlying ETPs must be returned. Short sales may give rise to leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for a full calendar year.

Management

Investment Adviser

The Fund’s investment adviser is Russell Investment Management Company (“RIMCo”).

4

Portfolio Manager

Brian Meath, is responsible for the management of the Fund. He has been a Portfolio Manager since 2010.

Additional Information

For important information about:

•	Purchase and sale of Fund shares, please see “Purchase and Sale of Fund Shares” on page 15.
•	Taxes, please see “Tax Information” on page 15.
•	Financial Intermediary Compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 15.

5

RUSSELL BOND ETF (ONEB)

Investment Objective (Non-Fundamental)

The Fund seeks total return.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors buying and selling shares of the Fund may be subject to brokerage commissions and other costs charged by their broker, which are not reflected in the table below.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees		%
Distribution (12b-1) Fees		%
Other Expenses*		%
Acquired Fund Fees and Expenses**		%
Total Annual Fund Operating Expenses***		%
Less Fee Waiver and Expense Reimbursement		%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		%

*	Other Expenses are based on estimated amounts for the current fiscal year.

**	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year and reflect the Fund’s proportionate share of the expenses of the Underlying Funds in which the Fund invests.

***	Until April 30, 2014, RIMCO has permanently contractually agreed to waive up to the full amount of its % management fee to the extent that Total Annual Operating Expenses, excluding extraordinary expenses exceed % of the average daily net assets of the Fund on an annual basis.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
RUSSELL BOND ETF	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is a “fund of funds,” which means that the Fund seeks to achieve its investment objective by investing primarily in shares of other exchange-traded funds (“Underlying ETFs”). In pursuing the Fund’s investment objective, Russell Investment Management Company (the “Adviser”) will normally invest the Fund’s assets in Underlying ETFs that seek to track various fixed income indices. These indicies include those that track the performance of fixed income

6

securities issued by governments and corporations in the United States, Europe and Asia, as well as other developed and emerging markets. There is no limit on the percentage of Fund assets that may be invested in securities of non-U.S. issuers through Underlying ETFs.

The Fund also may invest in other types of exchange-traded investment products that are not investment companies registered under the Investment Company Act of 1940, such as Exchange Traded Notes (“ETNs”) and exchange-traded pooled investment vehicles that invest in commodities or currency (collectively, with the Underlying ETFs, “Underlying ETPs”). ETNs are debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indices.

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in bonds through Underlying ETPs. The Fund considers bonds to include instruments that are economically equivalent to a bond, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

The Adviser employs an asset allocation strategy that provides exposure to multiple fixed income asset classes or sectors in a variety of U.S. and non-U.S. markets. The Adviser’s allocation strategy establishes a target allocation for the Fund and the Adviser then implements the strategy by selecting Underlying ETPs that represent each of the desired exposures including asset classes or sectors. The Adviser’s strategy also involves periodic review of the Fund’s holdings as markets rise and fall to ensure that the portfolio adheres to the strategic allocation and to add value through tactical allocation that may over or underweight Underlying ETPs around the strategic allocation. The Adviser may modify the strategic allocation for the Fund from time to time based on capital markets research. The Adviser also may modify the Fund’s allocation based on tactical factors such as the Adviser’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes or sectors represented by each Underlying ETP.

The Adviser intends to invest in Underlying ETPs that hold government issued debt, investment grade corporate bonds, below investment grade bonds (generally referred to as high yield bonds or “junk”) and mortgage and asset backed securities. Issuers of debt securities may be U.S. or non-U.S. (including developed and emerging markets countries) governments or corporate issuers. The Adviser also intends to select Underlying ETPs based on their exposure to asset class or sectors and the duration and credit quality of their portfolios within broader sectors of a fixed income market. The Adviser may also, on a limited basis, sell short Underlying ETPs. From time to time, the Fund may invest in Underlying ETPs that are non-diversified and can thus invest a greater portion of their assets in securities of individual issuers than a diversified fund.

The Adviser selects Underlying ETPs based on their potential to represent the underlying asset class or sector to which the Adviser seeks exposure for the Fund. The Fund will only invest in U.S. listed ETFs.

The Adviser seeks to maintain a low total expense ratio for the Fund and, therefore, evaluates Underlying ETFs based on their expense ratios. An Underlying ETF is also evaluated based on its tracking error to its underlying index.

The Adviser employs an active investment strategy, meaning that it buys and holds Underlying ETPs for either a long or short period of time depending on the opportunity and potential replacement Underlying ETPs. The Adviser considers selling Underlying ETPs generally for one of four reasons: 1) the Adviser no longer wants exposure to the asset class or sector that the Underlying ETPs represents; 2) the Adviser has identified an alternative Underlying ETPs for the asset class or sector to which the Adviser seeks exposure that either better represents that asset class or sector or does so at a lower cost; 3) the Adviser seeks to rebalance the portfolio to the target strategic allocation; or 4) the Adviser seeks to benefit from a perceived market undervaluation for an asset class or sector.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

Asset Allocation and Tactical Asset Allocation Risk. Neither the Fund nor the Adviser can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or the Adviser offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for an investor. Similarly, the tactical asset allocation component of the Fund’s strategy may not work as intended. The Fund’s ability to achieve its investment goal depends upon the Adviser’s skill in determining the Fund’s asset allocation and in selecting the best mix of Underlying ETPs. The value of your investment may decrease if the Adviser’s judgment

7

about the attractiveness, value or market trends affecting a particular asset class, sector, strategy or Underlying ETP is incorrect. Tactical asset allocation decisions might also result in the Fund having exposure, indirectly through its investments in the Underlying ETPs, to asset classes, countries or regions, or industries or groups of industries that underperform. In addition, the Fund’s risk profile with respect to particular asset classes, sectors or strategies may change at any time based on the Adviser’s tactical asset allocation decisions.

Underlying ETP Risks. The Fund generally is exposed to the same risks as the Underlying ETPs in which it invests in direct proportion to the allocation of the Fund’s assets among the Underlying ETPs. The risks of owning shares of or interests in an Underlying ETP, in turn, generally reflect the risks of owning the underlying securities or other financial instruments of the Underlying ETP. The following are the risks associated with investing in the Underlying ETPs which are also risks of investing in the Fund as a result of its investment in the Underlying ETPs:

•

Potentially Limited Number of Underlying ETPs. From time to time, the Fund may have a significant investment in a single Underlying ETP or a small number of Underlying ETPs. To the extent that the Fund is invested in this way, it is subject to the risk that poor performance of one or more of these Underlying ETPs could have a greater impact on the Fund than if the Fund invested in a broader range of ETPs. There is no limit to the amount the Fund may invest in an Underlying ETP.

•

Non-Diversification Risk. Certain of the Underlying ETPs may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style. Underlying ETPs in which the Fund invests may be non-diversified and, as a result, may have greater exposure to volatility than other ETPs. Because a non-diversified Underlying ETP may invest a larger percentage of its assets in securities of a single issuer than a diversified Underlying ETP, the performance of that issuer can have a substantial impact on that Underlying ETPs, and therefore the Fund’s share price.

•

Costs of Investing in Underlying ETFs. When the Fund invests in Underlying ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the Underlying ETPs’ expenses (including operating costs and management fees). Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the Underlying ETP.

•

Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The financial condition of an issuer of a debt security or other instrument may cause it to default or become unable to pay interest or principal due.

•

Non-Investment Grade Fixed Income Securities (High Yield or “Junk Bonds”). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.

•

Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.

•

Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.

•

Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.

•

Currency Risk. The Fund may invest a significant portion of its assets in Underlying ETFs whose investments are denominated in non-U.S. currencies, or which invest in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies may affect the value of the Fund’s investment and the value of Fund shares. Because the Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of an investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. Conversely, the dollar value of an investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar.

•

Tracking Error Risk. Although an Underlying ETP may seek to match the returns of an index, the Underlying ETP’s return may not match or achieve a high degree of correlation with the return of its applicable index.

•	Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.

8

•	Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds guaranteed by a government are subject to inflation risk and price depreciation risk.
•

Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market. The lack of liquidity in an Underlying ETP can result in its value being more volatile than the underlying portfolio securities.

•	Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.

More information about the risks of the Underlying ETPs can be found in each Underlying ETP’s prospectus or other offering document.

ETN Risk. ETNs are debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indices. The value of an ETN may be influenced by multiple factors, including time to maturity and level of supply and demand for the ETN.

Short Sales Risk. A short sale will result in a loss if the price of the Underlying ETPs sold short increases between the date of the short sale and the date on which the borrowed Underlying ETPs must be returned. Short sales may give rise to leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value (“NAV”).

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for a full calendar year.

Management

Investment Adviser

The Fund’s investment adviser is Russell Investment Management Company (“RIMCo”).

Portfolio Manager

Mike Ruff, is responsible for the management of the Fund. He has been a Portfolio Manager since November 2002.

Additional Information

For important information about:

•	Purchase and sale of Fund shares, please see “Purchase and Sale of Fund Shares” on page 15.
•	Taxes, please see “Tax Information” on page 15.
•	Financial Intermediary Compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 15.

9

RUSSELL REAL RETURN ETF (ONER)

Investment Objective (Non-Fundamental)

The Fund seeks a total return that exceeds the rate of inflation over an economic cycle.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors buying and selling shares of the Fund may be subject to brokerage commissions and other costs charged by their broker, which are not reflected in the table below.

Shareholder fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees		%
Distribution (12b-1) Fees		%
Other Expenses*		%
Acquired Fund Fees and Expenses**		%
Total Annual Fund Operating Expenses***		%

*	Other Expenses are based on estimated amounts for the current fiscal year.

**	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year and reflect the Fund’s proportionate share of the expenses of the Underlying Funds in which the Fund invests.

***	Until April 30, 2014, RIMCO has permanently contractually agreed to waive up to the full amount of its % management fee to the extent that Total Annual Operating Expenses, excluding extraordinary expenses exceed % of the average daily net assets of the Fund on an annual basis.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
RUSSELL REAL RETURN ETF	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund is a “fund of funds,” which means that the Fund seeks to achieve its investment objective by investing primarily in shares of other exchange-traded funds (“Underlying ETFs”). As stated above, the Fund seeks a total return that exceeds the rate of inflation over an economic cycle. An economic cycle generally is measured as the period between a business cycle peak to another peak or between troughs. In pursuing the Fund’s investment objective, Russell Investment Management Company (the “Adviser”) will normally invest the Fund’s assets in Underlying ETFs that seek to track various indices. These indices include indices that track the performance of equity, fixed income (including Treasury Inflation-Protected Securities or TIPS) and real assets such as real estate, commodities and

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infrastructure assets. The Fund will invest in Underlying ETFs that invest in US and non-U.S. (including developed and emerging markets) securities. There is no limit on the percentage of Fund assets that may be invested in securities of non-U.S. issuers through Underlying ETFs.

The Fund also may invest in other types of exchange-traded investment products that are not investment companies registered under the Investment Company Act of 1940, such as Exchange Traded Notes (“ETNs”) and exchange-traded pooled investment vehicles that invest in commodities or currency (collectively, with the Underlying ETFs, “Underlying ETPs”). ETNs are debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indices.

The Adviser employs an asset allocation strategy that provides exposure to multiple asset classes in a variety of domestic and foreign markets. The Adviser’s allocation strategy establishes a target asset allocation for the Fund and the Adviser then implements the strategy by selecting Underlying ETPs that represent each of the desired asset classes, sectors or strategies. The Adviser’s strategy also involves periodic review of the Fund’s holdings as markets rise and fall to ensure that the portfolio adheres to the strategic allocation and to add value through tactical allocation that may over or underweight Underlying ETPs around the strategic allocation. The Adviser may modify the strategic allocation for the Fund from time to time based on capital markets research. The Adviser also may modify the Fund’s allocation based on tactical factors such as the Adviser’s outlook for the economy, inflation expectations, financial markets generally and/or relative market valuation of the asset classes, sector or strategies represented by each Underlying ETP.

The Adviser intends to invest in Underlying ETFs that hold equity securities of large, medium and small capitalization companies and fixed income securities, including government issued debt, investment grade corporate bonds, below investment grade bonds (generally referred to as high yield bonds or “junk”) and mortgage and asset backed securities issued by companies across the globe including developed countries and emerging countries. The Adviser also intends to invest in Underlying ETPs that hold U.S. inflation-indexed securities and have exposure to commodities, real estate, infrastructure markets and other real assets. A real asset is a tangible or physical asset that typically has intrinsic value. The Adviser may also, on a limited basis, sell short Underlying ETPs. From time to time, the Fund may invest in Underlying ETPs that are non-diversified and can thus invest a greater portion of their assets in securities of individual issuers than a diversified fund.

The Adviser selects Underlying ETPs based on their potential to represent the underlying asset class, sector or strategy to which the Adviser seeks exposure for the Fund. The Fund will only invest in U.S. listed ETFs.

Additionally, the Adviser seeks to maintain a low total expense ratio for the Fund and, therefore, also evaluates Underlying ETFs based on their expense ratios. An Underlying ETF is also evaluated based on its tracking error to its underlying index.

The Adviser employs an active investment strategy, meaning that it buys and holds Underlying ETPs for either a long or short period of time depending on the opportunity and replacement opportunities. The Adviser considers selling Underlying ETPs generally for one of four reasons: 1) the Adviser no longer wants exposure to the asset class, sector or strategy that the Underlying ETPs represents; 2) the Adviser has identified an alternative Underlying ETP for the asset class, sector or strategy to which the Adviser seeks exposure that either better represents that asset class, sector or strategy or does so at a lower cost; 3) the Adviser seeks to rebalance the portfolio to a target strategic allocation; or 4) the Adviser seeks to benefit from a perceived market undervaluation for an asset class, sector or strategy.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

Asset Allocation and Tactical Asset Allocation Risk. Neither the Fund nor the Adviser can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or the Adviser offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for an investor. Similarly, the tactical asset allocation component of the Fund’s strategy may not work as intended. The Fund’s ability to achieve its investment goal depends upon the Adviser’s skill in determining the Fund’s asset allocation and in selecting the best mix of Underlying ETPs. The value of your investment may decrease if the Adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, sector, strategy or Underlying ETP is

11

incorrect. Tactical asset allocation decisions might also result in the Fund having exposure, indirectly through its investments in the Underlying ETPs, to asset classes, countries or regions, or industries or groups of industries that underperform. In addition, the Fund’s risk profile with respect to particular asset classes, sectors or strategies may change at any time based on the Adviser’s tactical asset allocation decisions.

Underlying ETP Risks. The Fund generally is exposed to the same risks as the Underlying ETPs in which it invests in direct proportion to the allocation of the Fund’s assets among the Underlying ETPs. The risks of owning shares of or interests in an Underlying ETP, in turn, generally reflect the risks of owning the underlying securities or other financial instruments of the Underlying ETP. The following are the risks associated with investing in the Underlying ETPs which are also risks of investing in the Fund as a result of its investment in the Underlying ETPs:

•

Potentially Limited Number of Underlying ETPs. From time to time, the Fund may have a significant investment in a single Underlying ETP or a small number of Underlying ETPs. To the extent that the Fund is invested in this way, it is subject to the risk that poor performance of one or more of these Underlying ETPs could have a greater impact on the Fund than if the Fund invested in a broader range of ETPs. There is no limit to the amount the Fund may invest in an Underlying ETP.

•

Non-Diversification Risk. Certain of the Underlying ETPs may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style. Underlying ETPs in which the Fund invests may be non-diversified and, as a result, may have greater exposure to volatility than other ETPs. Because a non-diversified Underlying ETP may invest a larger percentage of its assets in securities of a single issuer than a diversified Underlying ETP, the performance of that issuer can have a substantial impact on that Underlying ETPs, and therefore the Fund’s share price.

•

Costs of Investing in Underlying ETPs. When the Fund invests in Underlying ETPs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the Underlying ETPs’ expenses (including operating costs and management fees). Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the Underlying ETP.

•

Equity Securities. The value of an Underlying ETF’s equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.

•

Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The financial condition of an issuer of a debt security or other instrument may cause it to default or become unable to pay interest or principal due.

•

Non-Investment Grade Fixed Income Securities (High Yield or “Junk Bonds”). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.

•

Inflation Indexed Securities. Any rise in interest rates may cause inflation-indexed securities to decline in price, hurting Fund performance. If interest rates rise owing to reasons other than inflation, the Fund’s investment in these securities may not be fully protected from the effects of rising interest rates. There can be no assurance that the Fund’s returns will match or exceed the real rate of inflation.

•

Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.

•

Currency Risk. The Fund may invest a significant portion of its assets in Underlying ETPs whose investments are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies may affect the value of the Fund’s investment and the value of Fund shares. Because the Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of an investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. Conversely, the dollar value of an investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar.

•

Tracking Error Risk. Although an Underlying ETP may seek to match the returns of an index, the Underlying ETP’s return may not match or achieve a high degree of correlation with the return of its applicable index.

•

Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants’ credit.

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•

Commodity Markets Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.

•

Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/ or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.

•

American Depositary Receipts (ADRs). ADRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.

•	Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.
•	Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds guaranteed by a government are subject to inflation risk and price depreciation risk.
•

Income Fluctuation Risk. The Fund’s periodic income distributions are likely to fluctuate considerably more than the income distributions of a typical bond fund. Income fluctuations associated with changes in interest rates are expected to be minimal; however, income fluctuations associated with changes in inflation are expected to be significant. The Fund’s income may decline during periods of deflation or due to changes in expectations concerning the rate of inflation. If inflation is negative, the principal and income of an inflation-protected security will decline and could result in losses for the Fund.

•

Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market. The lack of liquidity in an Underlying ETP can result in its value being more volatile than the underlying portfolio securities.

•	Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.

More information about the risks of the Underlying ETPs can be found in each Underlying ETP’s prospectus or other offering document.

ETN Risk. ETNs are debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indices. The value of an ETN may be influenced by multiple factors, including time to maturity and level of supply and demand for the ETN.

Short Sales Risk. A short sale will result in a loss if the price of the Underlying ETPs sold short increases between the date of the short sale and the date on which the borrowed Underlying ETPs must be returned. Short sales may give rise to leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value (“NAV”).

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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Performance

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.

Management

Investment Adviser

The Fund’s investment adviser is Russell Investment Management Company (“RIMCo”).

Portfolio Manager

Brian Meath is responsible for the management of the Fund. He has been a Portfolio Manager since 2010.

Additional Information

For important information about:

•	Purchase and sale of Fund shares, please see “Purchase and Sale of Fund Shares” on page 15.
•	Taxes, please see “Tax Information” on page 15.
•	Financial Intermediary Compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 15.

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ADDITIONAL INFORMATION

Purchase and Sale of Fund Shares

Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Funds throughout the trading day like any publicly traded security. The price of a Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value (“NAV”), Fund shares may trade at a price greater than NAV (premium) or less than NAV (discount). Each Fund issues and redeems shares on a continuous basis, at NAV, only in blocks of 50,000 shares (“Creation Units”).

Tax Information

Each Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payment to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

15

MANAGEMENT OF THE FUNDS

The Funds’ investment adviser, RIMCo, is located at 1301 Second Avenue, Seattle, Washington 98101. As of December 31, 2010, RIMCo managed over $35 billion in 50 mutual fund portfolios. RIMCo, a wholly-owned subsidiary of Frank Russell Company (“Russell”), was established in 1982 to serve as the investment management arm of Russell. Russell is a subsidiary of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”). Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin.

Russell was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell is also the creator of the Russell Global Indexes. From time to time, the Adviser may select for a Fund’s portfolio an Underlying ETP that seeks to track a Russell Global Index. Russell receives compensation from such an Underlying ETP in the form of an index licensing fee that may increase with an increase in the Underlying ETP’s assets under management. Because Russell receives additional compensation when a Fund invests in an Underlying ETP that seeks to track a Russell Global Index, the Adviser may be deemed to have a conflict of interest when selecting such Underlying ETPs for the Fund’s portfolio. To address this potential conflict of interest, the Adviser does not consider any additional compensation that Russell or any other affiliate might receive in connection with a Fund’s investment in certain Underlying ETPs.

Each Fund conducts its business through a number of service providers who act on its behalf. RIMCo, the Fund’s investment adviser, evaluates and oversees the Fund’s service providers as more fully described below. Russell Fund Services Company serves as the Funds’ administrator. In its capacity as administrator, Russell Fund Services Company provides or oversees the provision of all administrative services for the Funds. State Street Bank and Trust Company serves as the Fund’s transfer agent and custodian. In its capacity as tranfer agent, State Street Bank and Trust Company is responsible for maintaining the Funds’ shareholder records and carrying out shareholder transactions. In its capacity as custodian, State Street Bank and Trust Company maintains custody of all of the Funds’ assets. When the Funds act in one of these areas, it does so through the service provider responsible for that area.

RIMCo provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund. RIMCo selects the individual portfolio securities for each Fund, including the Underlying ETPs in which the Funds invest.

RIMCo’s employees who have primary responsibility for the management of the Funds (the “RIMCo Managers”) are:

•	Michael R. Ruff, Portfolio Manager since November 2002. Mr. Ruff has primary responsibility for the management of the Russell Bond ETF.
•

Brian Meath, Portfolio Manager since 2010. From 2004 to 2007, Mr. Meath was the Founder & President of OTA Asset Management. From 2007 to 2010, he was Founder of Cause Investments. Mr. Meath has primary responsibility for the management of the Russell Global Opportunity ETF and the Russell Real Return ETF.

Please see the Funds’ Statement of Additional Information for additional information about the RIMCo Managers’ compensation, other accounts managed by the RIMCo Managers and the RIMCo Managers’ ownership of securities in the Funds.

For the services it provides to the Funds, RIMCo receives a fee, which is calculated daily and paid monthly, at an annual rate of each Fund’s average daily net assets, as follows:

Fund	Management Fee
Russell Global Opportunity ETF		%
Russell Bond ETF		%
Russell Real Return ETF		%

RIMCo pays all expenses of the Funds other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Independent Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

A discussion regarding the basis for approval by the Board of Trustees (“Board”) of the investment advisory contract between RIMCo and the Funds will be available in the Funds’ next scheduled shareholder report following the Funds’ commencement of operations.

16

ADDITIONAL INFORMATION REGARDING THE FUNDS’

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

Each Fund’s investment objective is non-fundamental, and may be changed without shareholder approval. If a Fund’s investment objective is changed, the Prospectus will be supplemented to reflect the new investment objective. To the extent that there is a material change in a Fund’s investment objective, shareholders will be provided with reasonable notice.

The Russell Bond ETF’s investment policy to invest, under normal circumstances, at least 80% of the value of its net assets in bonds through Underlying ETPs is a non-fundamental policy and may be changed upon 60 days’ prior notice to the Fund’s shareholders. This 80% investment policy applies at the time the Russell Bond ETF invests its assets.

The Board may, if it deems appropriate to do so, authorize the liquidation or merger of a Fund without shareholder approval. Unless Fund shares are held in a tax-deferred account, liquidation may result in a taxable event for shareholders of the liquidated Fund.

Most of the securities and investment strategies listed in this Prospectus are discretionary, which means that RIMCo may or may not use them. This Prospectus does not describe all of the various types of securities and investment strategies that may be used by the Funds. The Funds may invest in other types of securities that are not described in this Prospectus. Such securities and investment strategies may subject the Funds to additional risks. Please see the SAI for additional information about the securities and investment strategies described in this Prospectus and about additional securities and investment strategies that may be used by the Funds.

Unless otherwise stated, all percentage and credit quality limitations on Fund investments listed in this Prospectus apply at the time of investment. There would be no violation of any of these requirements unless a Fund fails to comply with any such limitation immediately after and as a result of an investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.

Each Fund seeks to achieve its investment objective, in part, through investment in Underlying ETFs that track certain indices. Each Fund may in the future invest in Underlying ETFs that pursue active investment strategies. Section 12(d)(1) of the Investment Company Act of 1940, as amended (the “1940 Act”) restricts investments by investment companies in the securities of other investment companies, including the Underlying ETFs. However, registered investment companies are permitted to invest in other investment companies (“underlying investment companies”) beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions, including that such underlying investment companies enter into an agreement with the Funds, if the underlying investment company has obtained a Section 12(d)(1) exemptive order from the Securities and Exchange Commission (the “SEC”). Therefore, the Funds may enter into agreements with certain Underlying ETFs that permit the Funds to invest in the Underlying ETFs to an unlimited extent.

Each Fund generally will remain fully invested in Underlying ETFs, and may invest in an unlimited number of Underlying ETFs in any amount. A number of factors may affect a Fund’s ability to stay fully invested in the shares of or interests in Underlying ETFs. For example, although each Fund normally seeks to invest for the long term, the Fund may sell shares of or interests in an Underlying ETF regardless of how long they have been held. Generally, a Fund sells Underlying ETFs to maintain the Fund’s target allocation, implement a change to the Fund’s target strategic allocation or for tactical reasons.

In setting a Fund’s allocation, the Adviser seeks to identify the long term or short term trends and changes that could benefit particular markets and/or industries relative to other markets and industries. The Adviser will consider a variety of factors when evaluating the markets, such as the rate of economic growth, natural resources, capital reinvestment and the social and political environment. In evaluating allocations to equity and debt investments, the Adviser looks at a number of factors, such as the relative opportunity for capital appreciation, capital recovery risk, dividend yields and the level of interest rates paid on debt securities of different maturities. In evaluating allocations to real assets (like real estate, commodities or infrastructure), Fund management identifies real assets that it believes will increase in value because of economic trends and cycles or political or other events.

Each Fund seeks to achieve its objective by primarily investing in a variety of Underlying ETFs which hold securities issued by issuers located around the world. Generally, each Fund seeks diversification across asset classes, sectors and strategies. The Funds have no geographic limits on where their investments may be located. This flexibility allows the Adviser to look for Underlying ETFs with exposure to investments in markets around the world that it believes will provide the best relative asset allocation to meet a Fund’s objective.

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CERTAIN OTHER INVESTMENTS. Each Fund may, to a limited extent, invest its assets in securities not included in Underlying ETFs, but which the Adviser believes will help the Fund stay fully invested and reduce transaction costs. For example, each Fund may invest in other types of exchange-traded products, such as ETNs and exchange-traded pooled investment vehicles that invest in commodities or currency. Money market instruments, including repurchase agreements, or funds that invest exclusively in money market instruments, including affiliated money market funds (subject to applicable limitations under the 1940 Act), convertible securities, variable rate demand notes, or commercial paper also may be used by a Fund in seeking to meet its investment objective and in managing cash flows.

ADDITIONAL RISK INFORMATION

The following section provides additional information regarding certain of the principal risks summarized under “Principal Risks of Investing in the Fund” in the “Risk/Return Summary” section. Risk information is applicable to all Funds unless otherwise noted.

Principal Risks

Equity Securities

The value of equity securities fluctuates in response to general market and economic conditions (market risk) and in response to the fortunes of individual companies (company risk). Therefore, the value of an investment in the Underlying ETFs that hold equity securities may decrease. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. Also, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets. Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of equity securities. These developments and changes can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general.

•	Common Stocks

The value of common stocks will rise and fall in response to the activities of the company that issued the stock, general market conditions and/or economic conditions. If an issuer is liquidated or declares bankruptcy, the claims of owners of bonds will take precedence over the claims of owners of common stocks.

•	Securities of Small Capitalization Companies

Investments in securities of small capitalization companies are subject to the risks of common stocks. Investments in smaller companies may involve greater risks because these companies generally have a limited track record. Smaller companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of an Underlying ETF’s portfolio.

Fixed Income Securities

Fixed income securities are subject to interest rate risk. Prices of fixed income securities generally rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of fixed income securities fall. Expectations of higher inflation generally cause interest rates to rise. The longer the duration of the security, the more sensitive the security is to this risk. A 1% increase in interest rates would reduce the value of a $100 note by approximately one dollar if it had a one-year duration.

The value of fixed income securities also fluctuates in response to general market and economic conditions (market risk) and in response to the fortunes of individual companies (company risk).

Fixed income securities are also subject to credit risk and the risk of default. An Underlying ETP could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed Income securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Fixed income securities may be downgraded in credit rating or go into default. While all fixed income securities are subject to credit risk, lower-rated bonds and bonds with longer final maturities generally have higher credit risks and higher risk of default.

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•	Non-Investment Grade Fixed Income Securities (High-Yield or “Junk Bonds”)

Although lower rated debt securities generally offer a higher yield than higher rated debt securities, they involve higher risks, higher volatility and higher risk of default than investment grade bonds. They are especially subject to:

•	Adverse changes in general economic conditions and in the industries in which their issuers are engaged,
•	Changes in the financial condition of their issuers and
•	Price fluctuations in response to changes in interest rates.

As a result, issuers of lower rated debt securities are more likely than other issuers to miss principal and interest payments or to default which could result in a loss to an Underlying ETP.

•	Government Issued or Guaranteed Securities, U.S. Government Securities

Bonds guaranteed by a government are subject to inflation risk (the risk that present value will be less in the future if inflation decreases the value of money) and price depreciation risk. Bonds issued by U.S. governments are also subject to default risk. No assurance can be given that the U.S. government will provide financial support to certain U.S. government agencies or instrumentalities since it is not obligated to do so by law. Accordingly, bonds issued by U.S. government agencies or instrumentalities may involve risk of loss of principal and interest.

•	Inflation Indexed Securities Risk

Inflation-indexed securities are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

•	Variable and Floating Rate Securities

A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever the specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a specified margin above or below the prime rate of a specified bank or some similar objective standard, such as the yield on the 90–day U.S. Treasury Bill rate, and may change as often as daily. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if the interest rates increase. Inverse floating rate securities, which are securities whose interest bears an inverse relationship to the interest rate on another security, may also exhibit greater price volatility than a fixed rate obligation with similar credit quality.

•	Mortgage-Backed Securities

The value of mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the mortgages underlying the securities. The mortgages underlying the securities may default or decline in quality or value. This has become an increasing risk for underlying collateral related to subprime, Alt-A and non-conforming mortgage loans, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of an Underlying ETP’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

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MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Through its investments in MBS, including those that are issued by private issuers, an Underlying ETP has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-governmental MBS may offer higher yields than those issued by government entities, but also may be subject to greater price changes and other risks than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike MBS issued or guaranteed by the U.S. government or a government sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation)), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in an Underlying ETF's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

•	Asset-Backed Securities

Asset-backed securities may include MBS, loans (such as auto loans or home equity lines of credit), receivables or other assets. The value of an Underlying ETP’s asset-backed securities may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the creditworthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

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Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying asset-backed securities have become an increasing risk for asset-backed securities that are secured by home-equity loans related to subprime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

Asset-backed securities (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. An Underlying ETP will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require an Underlying ETP to dispose of any then existing holdings of such securities.

Non-U.S. Securities

An Underlying ETP’s return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country. Non-U.S. markets, economies and political systems may be less stable than U.S. markets, and changes in exchange rates of foreign currencies can affect the value of an Underlying ETP’s foreign assets. Non-U.S. laws and accounting standards in some cases may not be as comprehensive as they are in the U.S. and there may be less public information available about foreign companies. Non-U.S. securities markets may be less liquid and have fewer transactions than U.S. securities markets and taxes and transaction costs may be higher. Additionally, international markets may experience delays and disruptions in securities settlement procedures for an Underlying ETP’s portfolio securities. Investments in foreign countries could be affected by potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the U.S.

•	Non-U.S. Equity Securities

Non-U.S. equity securities are subject to all of the risks of equity securities generally but can involve additional risks relating to political, economic or regulatory conditions in foreign countries. Less information may be available about foreign companies than about domestic companies, and foreign companies generally may not be subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.

•	Emerging Markets Equity Securities

Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the

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proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Underlying ETPs. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures for an Underlying ETP’s portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

•	Non-U.S. Fixed Income Securities

An Underlying ETP’s non-U.S. fixed income securities are typically obligations of sovereign governments and corporations. As with any fixed income securities, non-U.S. fixed income securities are subject to the risk of being downgraded in credit rating and to the risk of default. To the extent that an Underlying ETP invests a significant portion of its assets in a concentrated geographic area like Europe or Asia, the Underlying ETP will generally have more exposure to regional economic risks associated with these foreign investments.

•	Emerging Markets Debt

An Underlying ETP’s emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating and to the risk of default. However, investing in emerging market securities poses some risks different from, and greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: a risk of default from political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by an Underlying ETP. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures for an Underlying ETP’s portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer or a security’s underlying collateral. In such cases, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, a Fund may be unable to achieve its desired level of exposure to a certain sector. Also, the market price of certain investments may fall dramatically if there is no liquid trading market. To the extent that a Fund’s principal investment strategies involve foreign (non-U.S.) securities or securities with substantial market and/or credit risk, []the Fund will tend to have the greatest exposure to liquidity risk.

Market Volatility

Financial markets have recently exhibited substantial instability and volatility. Volatile financial markets can expose an Underlying ETP to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by an Underlying ETP. The Adviser has established procedures to value instruments for which market prices may not be readily available. The Adviser will monitor developments in financial markets and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Currency Risk

Underlying ETP investments may be denominated in non-U.S. currencies, or provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the

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relative value of non-U.S. currencies will affect the value of a Fund’s investment and the value of the Fund’s shares. Because a Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which an Underlying ETP invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in an Underlying ETP’s holdings goes up. Conversely, the dollar value of your investment in a Fund may go up if the value of the local currency appreciates against the U.S. dollar.

The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include: interest rates, national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in a Fund may change quickly and without warning and you may lose money.

Exposure to currencies and currency exchange rates may be obtained through investments in Underlying ETPs that are not registered under the 1940 Act and therefore, not subject to the regulatory scheme and investor protections of the 1940 Act.

Exchange-traded notes

Exchange-traded notes (“ETNs”) are debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indices. In addition to trading ETNs on exchanges, investors may redeem ETNs directly with the issuer on a weekly basis, typically in a minimum amount of 50,000 units, or hold ETNs until maturity. ETNs may be riskier than ordinary debt securities and may have no principal protection. A Fund’s investment in an ETN may be influenced by unpredictable factors, including highly volatile commodities prices, changes in supply and demand relationships, lack of liquidity in underlying commodities or securities markets, weather, agriculture, trade, changes in interest rates, changes in the issuer’s credit rating, and economic, monetary and other governmental policies, action and inaction. Investing in ETNs is not equivalent to investing directly in index components or the related index itself, and ETNs are subject to tracking error. Because ETNs are debt securities, they possess credit risk; if the issuer has financial difficulties or goes bankrupt, the investor may not receive the return it was promised. Certain ETNs may not produce qualifying income for the purposes of the “90% Test” (as defined below under the heading “Taxation”) which must be met in order for a Fund to maintain its status as a “regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). The Funds will monitor such investments to ensure that any non-qualifying income does not exceed permissible limits. A Fund’s decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Investment in Investment Companies Risk

The Funds will regularly invest in other investment companies, including the Underlying ETFs, some of which also may invest in investment companies, and ETFs. When a Fund invests in an investment company in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an ETF are traded at market prices, which may vary from the NAV of its underlying investments. The NAV of Fund shares will fluctuate with changes in the market value of the Fund’s holdings. The trading prices of the Fund’s shares will fluctuate in accordance with changes in NAV as well as market supply and demand. The difference between the bid price and ask price, commonly referred to as the “spread,” also will vary for a Fund depending on the Fund’s trading volume and market liquidity. Generally, the greater the trading volume and market liquidity, the smaller the spread is and vice versa. Any of these factors may lead to a Fund’s shares trading at a premium or a discount to NAV. Also, the lack of

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liquidity in a Fund can contribute to the increased volatility of its value in comparison to the value of the underlying portfolio securities. In addition, the Fund and certain of the Underlying ETFs may invest in investment vehicles that are not registered under to the 1940 Act, such as certain exchange-traded commodity pools, and therefore, not subject to the regulatory scheme of or investor protections available under the 1940 Act.

Real Estate Securities

Just as real estate values go up and down, the value of the securities of companies involved in the industry, and in which an Underlying ETP invests, also fluctuates. An Underlying ETP that invests in real estate securities is also subject to the risks associated with direct ownership of real estate. Additional risks include declines in the value of real estate, changes in general and local economic and real estate market conditions, changes in debt financing availability and terms, increases in property taxes or other operating expenses and changes in tax laws and interest rates. The value of securities of companies that service the real estate industry may also be affected by such risks.

REITs

REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit. Moreover, the underlying portfolios of REITs may not be diversified, and therefore subject to the risk of investing in a limited number of properties. REITs are also dependent upon management skills and are subject to heavy cash flow dependency, defaults by tenants, self-liquidation and the possibility of failing either to qualify for tax-free pass-through of income under federal tax laws or to maintain their exemption from certain federal securities laws.

Commodity Markets Risk

Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the Underlying ETP’s net asset value), and there can be no assurance that the Underlying ETP’s use of leverage will be successful. Different sectors of commodities, including precious metals, base metals, energy and agricultural commodities, may have very different risk characteristics and different levels of volatility. Even within a given sector of a commodity (e.g., energy commodities), there can be significant differences in volatility and correlation between different commodity contracts (e.g., crude oil vs. natural gas), and similarly there can be significant differences in volatility and correlation between contracts expiring at different dates. In addition, the purchase of derivative instruments linked to one type of commodity and the sale of another (i.e., “basis spreads” or “product spreads”), or the purchase of contracts expiring at one date and the sale of contracts expiring at another (i.e., “calendar spreads”) may expose the Underlying ETP to additional risk, which could cause the Underlying ETP to underperform other funds with similar investment objectives and investment strategies even in a rising market. Each Fund will monitor these investments in order to comply with the 90% Test (as defined below under the heading “Taxation”).

Infrastructure Companies

Investments in infrastructure-related companies have greater exposure to the potential adverse economic, regulatory, political and other changes affecting such entities. Infrastructure-related companies are subject to a variety of factors that may adversely affect their business or operations including high interest costs in connection with capital construction programs, costs associated with compliance with and changes in environmental and other regulations, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, the effects of surplus capacity, increased competition from other providers of services in a developing deregulatory environment, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, government budgetary constraints, service interruption due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.

Other factors that may affect the operations of infrastructure-related companies include innovations in technology that could render the way in which a company delivers a product or service obsolete, significant changes to the number

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of ultimate end-users of a company's products, increased susceptibility to terrorist acts or political actions, risks of environmental damage due to a company's operations or an accident, and general changes in market sentiment towards infrastructure and utilities assets.

Short Sales

The Fund may enter into short sales. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Fund will incur a loss as a result of the short sale if the price of the Underlying ETP increases between the date of the short sale and the date on which the Fund must return the borrowed security. The Fund will realize a gain if the Underlying ETP declines in price between those dates. The making of short sales exposes the Fund to the risk of liability for the market value of the Underlying ETP that is sold (the amount of which liability increases as the market value of the Underlying ETP increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Although the Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed Underlying ETP. When the Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the Fund is required to pledge assets in a segregated account maintained by the Fund’s custodian for the benefit of the broker. The Fund also may use securities it owns to meet any such collateral obligations. Until the Fund returns a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of sections 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the SEC (e.g., by taking an offsetting long position in the security sold short).

If the Fund’s prime broker fails to make or take delivery of a security as part of a short sale transaction, or fails to make a cash settlement payment, the settlement of the transaction may be delayed and the Fund may lose money.

Additional Risks

Risks of Secondary Listings

The Funds’ shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Funds’ primary listing is maintained. There can be no assurance that a Funds’ shares will continue to trade on any such stock exchange or in any market or that the Funds’ shares will continue to meet the requirements for listing or trading on any exchange or in any market. An active trading market may not exist for Fund shares, and although Fund shares are listed on a national securities exchange, it is possible that an active trading market may not be maintained. Additionally, the Funds’ shares may be less actively traded in certain markets than others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient. Because Fund shares trade at market prices NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Halting of Trades

Trading of Fund shares on an exchange may be halted whenever trading in equity securities generally is halted by the activation of market wide “circuit breakers” (a rule that requires a halt in trading for a specific period of time when market prices decline by a specified percentage during the course of a trading day). Trading of Fund shares may also be halted if (1) the shares are delisted from the listing exchange without first being listed on another exchange or (2) exchange officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

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Fluctuation of Net Asset Value

The net asset value of the shares will generally fluctuate with changes in the market value of a Fund’s securities holdings. The market prices of shares will generally fluctuate in accordance with changes in a Fund’s net asset value and supply and demand of shares on the exchange. It cannot be predicted whether shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of an index trading individually or in the aggregate at any point in time. The market prices of shares may deviate significantly from the net asset value of the shares during periods of market volatility. However, given that shares can be created and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), RIMCo believes that large discounts or premiums to the net asset value of shares should not be sustained. While the creation/redemption feature is designed to make it likely that shares normally will trade close to a Fund’s net asset value, disruptions to creations and redemptions may result in trading prices that differ significantly from the Fund’s net asset value. If an investor purchases shares at a time when the market price is at a premium to the net asset value of the shares or sells at a time when the market price is at a discount to the net asset value of the shares, then the investor may sustain losses.

Costs of Buying or Selling Shares

Investors buying or selling shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if a Fund’s shares have more trading volume and market liquidity and higher if a Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling shares, including bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

Long-Term Viability Risk

The Funds are new and may have low assets under management which may result in additional risk. There can be no assurance that the Funds will grow to an economically viable size, in which case one or more of the Funds may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any Fund.

Money Market Fund Investments

Although money market funds generally seek to preserve the value of their shares at $1.00 per share, it is possible that a Fund could lose money by investing in a money market fund. Investments in money market funds have traditionally not been and currently are not federally insured.

Money Market Securities and Commercial Paper

Prices of money market securities rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of money market securities fall. Money market securities are also subject to reinvestment risk. As interest rates decline, a money market fund’s dividends (income) may decline because the fund must then invest in lower-yielding instruments. There is also a risk that money market securities will be downgraded in credit rating or go into default. Lower-rated securities, and securities with longer final maturities, generally have higher credit risks.

Repurchase Agreements

The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying securities are

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collateral for a loan by the Underlying ETF are not within its control and therefore the realization by the Underlying ETF on such collateral may be automatically stayed. Finally, it is possible that the Underlying ETF may not be able to substantiate its interest in the underlying securities and may be deemed an unsecured creditor of the other party to the agreement.

Continuous Offering

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by each Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (“Securities Act”), may occur.

Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the principal underwriter, breaks them down into individual shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers, who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus or summary prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act.

Government Intervention in and Regulation of Financial Markets

Recent instability in the financial markets has led the U.S. government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. The effects of such action are not yet fully known. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take additional actions that affect the regulation of the instruments in which the Funds and Underlying ETPs invest, or the issuers of such instruments, in ways that are unforeseeable. Future legislation or regulation may also change the way in which Funds and Underlying ETPs are regulated. Such legislation or regulation could limit or preclude the Funds’ and Underlying ETPs’ ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of a Fund’s and Underlying ETPs’ portfolio holdings.

The Funds’ shares may be traded on multiple U.S. stock exchanges including where the Funds’ primary listing is maintained. There can be no assurance that the Funds’ shares will continue to trade on any such stock exchange or in any market or that the Funds’ shares will continue to meet the requirements for listing or trading on any exchange or in any market. An active trading market may not exist for Fund shares, and although Fund shares are listed on a national securities exchange, it is possible that an active trading market may not be maintained. Because Fund shares trade at market prices, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” A Fund may engage in trading of Underlying ETPs to achieve its investment objective, including, without limitation, to reflect changes in the Fund’s asset allocation. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund’s shareholders,

27

the Fund will seek to utilize the creation and redemption in kind mechanism to minimize capital gains to the extent possible. The Funds’ portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures with respect to the disclosure of each Funds’ portfolio securities is available in the Funds’ SAI.

BUYING AND SELLING FUND SHARES

Each Fund’s shares are listed for secondary trading on the NYSE Arca. When you buy or sell the Fund’s shares on the secondary market, you will pay or receive the market price. You may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The shares will trade on the NYSE Arca at prices that may differ to varying degrees from the daily NAV of the shares. The NYSE Arca is generally open Monday through Friday and is closed weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The value of a Fund’s portfolio is based on market price, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of the value supplied by an exchange or other market). If market prices are not readily available or do not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board believes will better reflect fair value in accordance with Russell Exchange Traded Funds Trust’s valuation policies and procedures. Accordingly, a Fund’s NAV may reflect certain portfolio securities’ fair values rather than their market prices. Because each Fund invests primarily in Underlying ETPs with readily available pricing, it is expected that there would be limited circumstances in which the Fund would use fair value pricing or an independent pricing service including, but not limited to, if the exchange on which an Underlying ETP is principally traded closed early or if trading in a particular Underlying ETP was halted during the day and did not resume prior to the time the Fund calculated its NAV.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and, therefore, is suspectible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

Investments by Registered Investment Companies

As referenced above, Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including shares of the Funds. These restrictions are discussed in greater detail in the section “Investment Companies” in the Funds’ SAI.

Distribution Plan

The Funds intend to adopt a Distribution Plan (the “Plan”) that will allow the Funds to pay distribution fees to ALPS Distributors, Inc. (the “Distributor”) and other firms that provide distribution services (“Service Providers”). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed     % of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. The Distributor will, in turn, pay the Service Provider out of its fees.

No distribution fees are currently charged to the Funds; there are no plans to impose these fees, and no such fees will be charged prior to the conclusion of a year from the date of this Prospectus. However, in the event that 12b-1 fees are charged in the future, because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

In addition, RIMCo makes payments to the Distributor, broker-dealers, banks or other financial intermediaries (together, “intermediaries”) related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, or their making shares of the Funds available to their customers. Such payments, which may be significant to the intermediary, are not made by the Funds. Rather, such payments are made by RIMCo from its own resources, which come directly or indirectly in part from fees

28

paid by Russell Funds. Payments of this type are sometimes referred to as revenue-sharing payments. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the revenue-sharing payments it is eligible to receive. Therefore, such payments to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend the Funds over another investment. More information regarding these payments is contained in the Funds’ SAI. Please contact your salesperson or other investment professional for more information regarding any such payments his or her firm may receive from RIMCo or its affiliates.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Unlike frequent trading of the shares of traditional open-end mutual funds (i.e., not exchange-traded), frequent trading of shares of a Fund does not disrupt portfolio management, increase the Funds’ trading costs, lead to realization of capital gains, or otherwise harm Fund shareholders because these trades do not involve the Fund directly. Certain institutional investors are authorized to purchase and redeem the Funds’ shares directly with each Fund. Because these trades are effected primarily in-kind (i.e., for securities, and not for cash), they do not cause any of the harmful effects noted above that may result from frequent cash trades. Moreover, the Funds impose transaction fees on in-kind purchases and redemptions of shares to cover the custodial and other costs incurred by the Funds in effecting in-kind trades. These fees increase if an investor substitutes cash in part or in whole when acquiring Creation Units, reflecting the fact that the Funds’ trading costs increase in those circumstances. For these reasons, the Funds’ Board has determined that it is not necessary to adopt policies and procedures to detect and deter frequent trading and market timing in shares of the Funds.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Fund Distributions

Each Fund pays out dividends from its net investment income to shareholders at least annually. Each Fund distributes its net capital gains, if any, to shareholders annually.

Dividend Reinvestment Service

In order to reinvest dividend and capital gains distributions, Fund shareholders must hold their shares at a broker that offers a reinvestment service (either the broker’s own service or a service made available by a third party, such as the broker’s outside clearing firm or the Depository Trust Company). If a reinvestment service is available and used, distributions of both income and capital gains will automatically be reinvested in additional whole and fractional shares. If a reinvestment service is not available, investors would receive their distributions in cash. To determine whether a reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker.

As with ETFs generally, reinvestment of dividend and capital gains distributions in additional shares will occur four business days or more after the ex dividend date (the date after which a shareholder no longer receives a distribution of dividends or capital gains). The exact number of days depends on your broker. During that time, the amount of your distribution will not be invested in the Fund and therefore will not share in the Fund's income, gains, and losses.

Tax Information

The following is a summary of some important tax issues that affect each Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes.

Tax Status of the Fund

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

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Tax Status of Distributions

•	Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.
•

The income dividends and short-term capital gains distributions you receive from a Fund will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income.

•

Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

•	Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2012.
•	Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.
•

Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

•

Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year (e.g., the sale of an Underlying ETP) or from any long-term capital gains distributions received from the Underlying ETPs.

•	Distributions paid in January but declared by the Fund in October, November or December of the previous year may be taxable to you in the previous year.
•	Each Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.
•

If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

Non-U.S. Investors

Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains; provided, however, that for the Funds’ taxable year beginning before December 31, 2011, interest related dividends and short-term capital gain dividends generally will not be subject to U.S. withholding taxes. Distributions to foreign shareholders of such short-term capital gain dividends, of long-term capital gains and any gains from the sale or other disposition of shares of the Funds generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Internal Revenue Code’s definition of “resident alien” or (2) is physically present in the U.S. for 183 days or more per year.

Taxes on Exchange-Listed Share Sales

Currently, any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares.

Investment in Foreign Securities

Each Fund may be subject to foreign withholding taxes on income it may earn from investing in foreign securities which may reduce the return on such investments. Additional information regarding each Fund’s investment in foreign securities can be found in the SAI.

Backup Withholding

Each Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal

30

Revenue Service for failure to properly report payments of interest or dividends, (3) who has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the Funds under all applicable tax laws.

ADDITIONAL INFORMATION

The Funds’ web site, which will be publicly accessible at no charge, will contain, on a per share basis, the previous day’s closing NAV and the reported closing price, and a calculation of the premium or discount of the closing price against such NAV. Information regarding the number of days the Funds’ market price was at a discount or premium to its NAV for the most recently completed fiscal year and the most recently completed calendar quarters since that year, will also be provided, free of charge, on the Funds’ web site. The Funds’ web site is www.onefund.com.

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For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds’ investments will be available in the Funds’ annual and semiannual reports to shareholders. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the annual report, semiannual report or the Funds’ SAI, and may request other information or make other inquiries, by contacting your Financial Intermediary or the Funds at:

Russell Exchange Traded Funds Trust

1301 Second Avenue

18th Floor

Seattle, WA 98101

The Funds’ SAI and annual and semiannual reports to shareholders are available, free of charge, on the Funds’ Web site at www.onefund.com.

Each year you are automatically sent an updated Prospectus and annual and semiannual reports for the Funds. You may also occasionally receive notifications of Prospectus changes and proxy statements for the Funds. In order to reduce the volume of mail you receive, when possible, only one copy or one mailing of these documents will be sent to shareholders who are part of the same family, sharing the same name and the same household address. If you would like to opt out of the household-based mailings, please call your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds’ Prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

You can review and copy information about the Fund (including the SAI) at the SEC’s Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 202-551.8890. Reports and other information about the Funds are also available in the EDGAR database on the SEC’s Internet site at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: pubic info sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

Distributor: ALPS Distributors, Inc.

Investment Company Act File No.: 811-22320

RUSSELL EXCHANGE TRADED FUNDS TRUST

1301 Second Avenue

18th Floor

Seattle, Washington 98101

Telephone 1-866-663-3863

STATEMENT OF ADDITIONAL INFORMATION

                    , 2011

Russell Exchange Traded Funds Trust (the “Trust”) is a single legal entity organized as a Delaware statutory trust. The Trust operates investment portfolios, each of which is referred to as a “Fund,” an “Exchange Traded Fund” or an “ETF.” The Trust offers shares of beneficial interest in each Fund it offers in multiple Prospectuses.

This Statement of Additional Information (“Statement”) is not a prospectus; this Statement should be read in conjunction with the Funds’ Prospectus dated                     , 2011 and any supplements thereto. Prospectuses may be obtained without charge by telephoning or writing the Trust at the number or address shown above.

Capitalized terms not otherwise defined in this Statement shall have the meanings assigned to them in the Prospectus.

As of the date of this Statement, the Trust is comprised of four Funds. This Statement relates to the following three Funds:

Fund	NYSE Arca Ticker
Russell Global Opportunity ETF	ONEO
Russell Bond ETF	ONEB
Russell Real Return ETF	ONER

Principal U.S. Listing Exchange for each ETF: NYSE Arca, Inc.

The Funds had not commenced operations as of the date of this Statement, and therefore have no financial statements.

STRUCTURE AND GOVERNANCE

ORGANIZATION AND BUSINESS HISTORY. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), consisting of multiple investment series. The Trust was organized as a Delaware statutory trust on July 27, 2009. Prior to April 15, 2011, the name of the Trust was U.S. One Trust. The offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund is an exchange-traded fund (“ETF”). Each Fund invests primarily in shares of other ETFs (the “Underlying ETFs”), as well as other exchange-traded products (“ETPs”) such as exchange-traded notes and other pooled investment vehicles that are not investment companies (Underlying ETFs and ETPs all collectively referred to as the “Underlying ETPs”). Each Fund will attempt to achieve its investment objective by utilizing an “active” management strategy. Russell Investment Management Company (“RIMCo” or the “Adviser”) manages each Fund.

The Trust is authorized to issue Shares of beneficial interest, and is permitted to offer separate series of Shares – each a “ fund.” The Trustees may, without seeking shareholder approval, create additional funds at any time.

Each Fund offers and issues Shares at its net asset value (sometimes referred to herein as “NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”). Each Fund generally offers and issues Shares either in exchange for (i) a basket of specified Underlying ETPs, as defined below (the “Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”) or (ii) a cash payment equal in value to the Deposit Securities (“Deposit Cash”) together with the Cash Component. The primary consideration accepted by a Fund (i.e., Deposit Securities or Deposit Cash) is set forth under “Purchase and Redemption of Creation Units” later in this Statement. The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Security and reserves the right to permit or require the substitution of Deposit Securities in lieu of Deposit Cash (subject to applicable legal requirements). The Shares have been approved for listing and secondary trading on the NYSE Arca, Inc. (the “Exchange”). The Shares will trade on the Exchange at market prices. These prices may differ from the Shares’ net asset values. Shares are redeemable to a Fund only in Creation Unit aggregations, and generally in exchange either for (i) portfolio securities and a specified cash payment or (ii) cash (subject to applicable legal requirements). A Creation Unit of each Fund will generally consist of multiples of 50,000 Shares.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the market value of the missing Deposit Securities as set forth in the Participant Agreement (as defined below). See “Purchase and Redemption of Creation Units.” The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the U.S. Securities and Exchange Commission (the “SEC”) applicable to management investment companies offering redeemable securities. In addition to the fixed creation or redemption transaction fee, either an additional transaction fee of up to [five] times the fixed creation or redemption transaction fee and/or an additional variable charge may apply.

Frank Russell Company (“FRC”) has the right to grant (and withdraw) the nonexclusive use of the name “Frank Russell,” “Russell” or any variation.

FRC is a subsidiary of Northwestern Mutual Life Insurance Company (“Northwestern Mutual”). Founded in 1857, Northwestern Mutual is a mutual insurance company organized under the laws of the state of Wisconsin. For clients seeking personal financial security or security for their business or estate,

Northwestern Mutual, its subsidiaries and affiliates offer life, disability and long-term care insurance, investment products, advisory services and trust services that address client needs for financial protection, wealth accumulation, estate preservation and asset distribution.

CONTROLLING SHAREHOLDERS. The Trustees have the authority and responsibility to manage the business of the Trust, and hold office unless they retire, resign or are removed by, in substance, a vote of two-thirds of the Trust’s Shares outstanding. Under these circumstances, no one person, entity or shareholder “controls” the Trust.

Because the Funds are new there were no shares outstanding as of the date of this Statement.

An Authorized Participant (as defined below) may hold of record more than 25% of the outstanding Shares of a Fund. From time to time, Authorized Participants may be a beneficial and/or legal owner of a Fund, may be affiliated with an index provider, may be deemed to have control of the applicable Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Funds. Authorized Participants may execute an irrevocable proxy granting the Distributor or another affiliate of RIMCo (the “Proxy Agent”) power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned Shares of a Fund. In such cases, the Proxy Agent shall mirror vote (or abstain from voting) such Shares in the same proportion as all other beneficial owners of the Fund.

The Trustees and officers of the Trust, as a group, own less than 1% of the Funds.

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “MANAGEMENT OF THE FUNDS.”

TRUSTEES AND OFFICERS OF THE TRUST. The Board of Trustees is responsible for overseeing generally the operation of the Funds, including reviewing and approving the Funds’ contracts with RIMCo, the Funds’ Adviser. Generally, a Trustee may be removed at any time by a vote of two-thirds of the Trust’s Shares. A vacancy in the Board shall be filled by a vote of a majority of the remaining Trustees so long as after filling such vacancy, two-thirds of the Trustees have been elected by shareholders. The officers, all of whom are employed by and may be officers of RIMCo or its affiliates, are responsible for the day-to-day management and administration of the Funds’ operations.

The Board of Trustees is currently comprised of six trustees, one of whom is an interested trustee. There are five independent trustees on the Board. The Board of Trustees has established a standing Audit Committee and a standing Nominating Committee, which are described in more detail in the following paragraphs. The Board’s role in risk oversight of the Funds reflects its responsibility under applicable state law to oversee generally, rather than to manage, the operations of the Funds. In line with this oversight responsibility, the Board receives reports and makes inquiry at its regular meetings and as needed regarding the nature and extent of significant Fund risks (including investment, operational, compliance and valuation risks) that potentially could have a material adverse impact on the business operations, investment performance or reputation of the Funds, but relies upon the Funds’ management (including the Funds’ portfolio managers), the Funds’ Chief Compliance Officer (“CCO”), who reports directly to the Board, and the Adviser to assist it in identifying and understanding the nature and extent of such risks and determining whether, and to what extent, such risks may be eliminated or mitigated. In addition to reports and other information received from Fund management and the Adviser regarding the Funds’ investment program and activities, the Board as part of its risk oversight efforts meets at its regular meetings and as needed with the Funds’ CCO to discuss, among other things, risk issues and issues regarding the policies, procedures and controls of the Funds. The Board receives quarterly reports from the CCO which include information regarding risk issues. The Board may be assisted in performing aspects of its role in risk oversight by the Audit Committee and such other standing or special committees as may be established from time to time by the Board. For example, the Audit Committee of the Board regularly meets with the Funds’ independent public accounting firm to review, among other things, reports on the Funds’ internal controls for financial reporting. The Board believes it may not be possible to identify all risks that may affect the Funds; it may not be practical or cost-effective to eliminate or mitigate all risks; and it may be necessary for the Funds to bear certain risks (such as investment-related risks) to achieve their investment objectives. The processes or controls developed to address risks may be limited in their effectiveness and some risks may be beyond the reasonable control of the Funds, the Adviser, the Adviser’s affiliates or other service providers.

The Board has determined that its leadership structure, including its role in risk oversight, is appropriate given the characteristics and circumstances of the Funds, including such factors as the number of funds, the Funds’ distribution arrangements and the Funds’ structure. In addition, the Board believes that its leadership structure facilitates the independent and orderly exercise of its oversight responsibilities.

The Board has a standing Audit Committee that is composed of independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Funds’ independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; pre-approving audit and non-audit services provided by the Funds’ independent registered public accounting firm and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust’s Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; reviewing the Funds’ audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, if any, the independent registered public accounting firm’s report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with the Funds’ independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Fund’s financial statements; and other audit related matters. All of the Independent Trustees currently serve as members of the Audit Committee. The Audit Committee meets quarterly and as necessary, and met three (3) times during the most recently completed Trust fiscal year.

The Board has a standing Nominating Committee that is composed of Independent Trustees of the Trust. The Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust’s Board, if any. The Nominating Committee generally will not consider nominees recommended by shareholders. All of the Independent Trustees currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and did not meet during the most recently completed Trust fiscal year.

Trustees are paid an annual fee for attendance at Board and Committee meetings, in addition to any travel and other expenses incurred in attending Board and Committee meetings. The Trust’s officers and employees will be paid by RIMCo or its affiliates.

Each Trustee was selected to join the Board based upon a variety of factors, including, but not limited to, the Trustee’s background, business and professional experience, qualifications and skills. No factor, by itself, has been controlling in the selection evaluations.

The Trustees and executive officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any with the Adviser, are listed below. Unless otherwise noted, the principal business address of each Trustee and executive officer of the Trust is 1301 Second Avenue, 18th Floor, Seattle, Washington 98101.

Name, Address, and Date of Birth	Position(s) Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Interested Trustees

James Polisson Born: November 11, 1959	Trustee	Since 2011	President and CEO, Russell ETF Trust (2011 to present ); Managing Director and Head of Global ETF Business, Frank Russell Company (2010 to present); and Chief Marketing Officer, Barclays Global Investors/iShares ETFs (2005 to 2010).	1	None.
Independent Trustees

Evelyn S. Dilsaver Born: May 4, 1955	Trustee	Since 2011	Corporate Director, Charles Schwab Investment Management (2007 to present ); and President and Chief Executive Officer, Charles Schwab Investment Management (2004 to 2007).	1	Aeropostale, Inc. (retailer) (2007 to present); High Mark Funds (2008 to present); and Tempur-pedic, Int’l. (retailer) (2009 to present).

Jane A. Freeman Born: July 15, 1953	Trustee	Since 2011	Consultant (2008 to present); and Executive Vice President and Chief Financial Officer, Scientific Learning (1999 to 2008).	1	Harding Loevner Funds (Lead Director since 2008).

Lee T. Kranefuss Born: September 27, 1961	Trustee	Since 2011	Non-Executive Chairman, iShares (since 2009); Global Chief Executive Officer, iShares/	1	Barclays Global Investors Funds and Master Investment Portfolio (2001

Name, Address, and Date of Birth	Position(s) Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
			Intermediary Groups of Barclays Global Investors (“BGI”) (2008 to 2009); Chief Executive Officer, iShares Intermediary Index and Market Group of BGI (2005 to 2008); Chief Executive Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003 to 2005); Director of Russell Investment Management Company (since 2005); Director, President and Chief Executive Officer of Barclays Global Investors International, Inc. (since 2005); and Director and Chairman of Barclays Global Investors Services (since 2005).		to present).

Daniel O. Leemon Born: October 25, 1953	Trustee	Since 2011	Retired.	1	Director, Corporate Executive Board (2003 to present).

Ernest L. Schmider Born: July 4, 1957	Trustee	2011	Adjunct Professor, Argyros School of Business and Economics, Chapman University, (Spring and Fall, 2010); Managing Director, Pacific Investment Management Company (PIMCO), President, PIMCO Funds (held various positions with	1	None.

Name, Address, and Date of Birth	Position(s) Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
PIMCO from 1994 to 2009).

Name, Address, and Date of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships held
Officers

James Polisson Born: November 11, 1959	President and Chief Executive Officer	Since 2011; until successor is chosen and qualified by Trustees	President and CEO, Russell ETF Trust (“RET’); Managing Director and Head of Global ETF Business, FRC; Chief Marketing Officer, Barclays Global Investors/iShares ETFs, 2005 – 2010	N/A

Mark E. Swanson Born: November 26, 1963	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2011; until successor is chosen and qualified by Trustees	Treasurer, Chief Accounting Officer and CFO, Russell Investment Company and Russell Investment Funds; Director, Funds Administration, RIMCo, Russell Fund Services Company, Russell Trust Company (a non-depository trust company), and Russell Financial Services, Inc.; and Treasurer and Principal Accounting Officer, SSgA Funds	N/A

Mary Beth Rhoden Born: April 25, 1969	Secretary and Chief Legal Officer	Since 2011; until successor is chosen and qualified by Trustees	Associate General Counsel, FRC; Assistant Secretary, Russell Investment Company and Russell Investment Funds, 1999 – 2010; Secretary, RIMCo, Russell Fund Services Company and Russell Financial Services, Inc.; and Secretary and Chief Legal Officer, Russell Investment Company and Russell Investment Funds	N/A

The Trustees believe that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Trustees possess the requisite experience, qualifications, attributes and skills to serve on the Board. The Trustees believe that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them; to interact effectively with the Adviser, other service providers, legal counsel and independent public accountants; and to exercise effective business judgment in the performance of their duties as Trustees, support this conclusion. The Trustees have also considered not only the contributions that each Trustee can make to the Board and the Trust based upon their particular background, skills and experience, among other things, but also whether such background, skills and experience enhance the Board’s diversity. The Nominating Committee believes that the Board generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy on diversity or any particular definition of diversity.

As described in the table above, the Independent Trustees possess the experience and skills to provide them a basis of acquiring knowledge of the business and operation of the Funds and the Trust. In addition, the following specific experience, qualifications, attributes and/or skills apply to each Trustee: Mr. Polisson because of his extensive experience in the ETF business; Ms. Dilsaver because of her experience as a Corporate Director and in the investment management industry; Ms. Freeman because of her experience as a Chief Financial Officer and trustee in the fund industry; Mr. Kranefuss because of his extensive experience in the ETF industry; Mr. Leemon because of his business experience and as a corporate director; and Mr. Schmider because of his economic expertise and experience as a trustee in the fund industry.

COMPENSATION OF TRUSTEES AND OFFICERS. The following table sets forth the compensation that was paid to each Trustee by the Trust for the fiscal year ending December 31, 2010. Prior to the Trust’s commencement of operations no Trustee was compensated.

Name of Trustee	Aggregate Compensation From Trust(1)	Pension or Retirement Benefits Accrued as Part of Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex (1)
Interested Trustees
Paul Hrabal(2)	$0	N/A	N/A	$0
James Polisson(3)	$0	N/A	N/A	$0
Independent Trustees
Evelyn S. Dilsaver(3)	$0	N/A	N/A	$0
Jane A. Freeman(3)	$0	N/A	N/A	$0
Samuel W. Humphreys(2)	$1,875	N/A	N/A	$1,875
Lee T. Kranefuss(3)	$0	N/A	N/A	$0
Daniel O. Leemon(3)	$0	N/A	N/A	$0
Stephen Matthew Lopez-Bowlan(2)	$1,875	N/A	N/A	$1,875
David Sean McEwen(2)	$1,875	N/A	N/A	$1,875
Ernest L. Schmider(3)	$0	N/A	N/A	$0

(1)	Trustee compensation does not include reimbursed out-of-pocket expenses incurred in connection with their attendance at meetings.

(2)	Effective April 29, 2011, Messrs. Hrabal, Humphreys, Lopez-Bowlan and McEwen resigned from the Board and no longer serve as Trustees of the Trust.

(3)	Elected to the Board effective on April 29, 2011.

OWNERSHIP OF SHARES. The following table shows the dollar amount ranges of each Trustee’s “beneficial ownership” of shares of the Funds and all other series of the Trust as of the end of the most recently completely calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Fund Name	Dollar Range of Fund Shares	Aggregate Dollar Range of Shares in Overseen by Trustee (1)
Interested Trustees
James Polisson	Russell Global Opportunity ETF	None	None
	Russell Bond ETF	None
	Russell Real Return ETF	None
Independent Trustees
Evelyn S. Dilsaver	Russell Global Opportunity ETF	None	None
	Russell Bond ETF	None
	Russell Real Return ETF	None
Jane A. Freeman	Russell Global Opportunity ETF	None	None
	Russell Bond ETF	None
	Russell Real Return ETF	None
Lee T. Kranefuss	Russell Global Opportunity ETF	None	None
	Russell Bond ETF	None
	Russell Real Return ETF	None
Daniel O. Leemon	Russell Global Opportunity ETF	None	None
	Russell Bond ETF	None
	Russell Real Return ETF	None
Ernest L. Schmider	Russell Global Opportunity ETF	None	None
	Russell Bond ETF	None
	Russell Real Return ETF	None

(1)	Includes each series of the Trust.

OPERATION OF THE TRUST

SERVICE PROVIDERS. Most of the Trust’s necessary day-to-day operations are performed by separate business organizations under contract to the Trust. The principal service providers are:

Adviser	Russell Investment Management Company

Administrator	Russell Fund Services Company

Distributor	ALPS Distributors, Inc.

Transfer and Dividend Disbursing Agent	State Street Bank and Trust Company

Custodian and Portfolio Accountant	State Street Bank and Trust Company

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP

ADVISER. RIMCo provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund.

RIMCo is a wholly-owned subsidiary of FRC, a subsidiary of The Northwestern Mutual Life Insurance Company. RIMCo’s mailing address is 1301 Second Avenue, Seattle, WA 98101.

The Trust and the Adviser have entered into an investment advisory agreement dated February 23, 2011 (the “Advisory Agreement”) with respect to the Funds. Under the Advisory Agreement, the Adviser serves as the investment adviser, makes investment decisions for the Funds, and manages the investment portfolios and business affairs of the Funds, subject to the supervision of, and policies established by, the Trustees of the Trust. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties hereunder or its reckless disregard of its obligation and duties under the Advisory Agreement.

After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to each Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days’ nor more than 60 days’ written notice by the Trust to the Adviser, or by the Adviser on 90 days’ written notice to the Trust. As used in the Advisory Agreement, the terms “majority of the outstanding voting securities,” “interested persons” and “assignment” have the same meaning as such terms in the 1940 Act.

For its investment management services, each Fund pays the Adviser a fee (the “Advisory Fee”) at an annual rate based on the average daily net assets for that Fund as follows:

Fund	Advisory Fee (as a percentage of average daily net assets)
Russell Global Opportunity ETF	%
Russell Bond ETF	%
Russell Real Return ETF	%

The Adviser pays all of the expenses of the Funds other than the management fee, distribution fees pursuant to the Funds’ Distribution and Service Plan, if any, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses and other extraordinary expenses.

PORTFOLIO MANAGERS. The RIMCo Portfolio Managers (RIMCo’s employees who manage the Funds, “Portfolio Managers”) are compensated by RIMCo with salaries, bonuses (paid in cash), profit sharing contributions and a long-term incentive plan. Salaries are fixed annually and are driven by the market place. Compensation is not affected by an increase in Fund assets. Bonuses for each Fund’s Portfolio Manager is based on the Portfolio Manager’s management of the Fund consistent with the Fund’s objectives. The Portfolio Manager for each Fund is evaluated on an ongoing basis with respect to achieving the Fund’s objectives and guidelines, identifying and implementing allocation changes when necessary, the quality of decisions made for the accounts, and liaising between business units and fund performance groups to help insure that reports reflect market needs.

Portfolio Manager evaluations, salary and bonus recommendations are conducted and reviewed by Russell asset class directors and regional chief investment officers. Russell’s compensation committee approves salaries and bonuses after the asset class directors and regional chief investment officers’ recommendations have been reviewed by the Global Chief Investment Officer.

Profit sharing contributions are typically made quarterly and are calculated as a percentage of the Portfolio Manager’s salary. The percentage is fixed and is the same percentage for all RIMCo employees who receive profit sharing contributions.

The long-term incentive plan provides key professionals with future cash payments the value of which is tied to FRC’s financial performance. Awards under the long-term incentive plan are based on expected future contribution to the success of FRC. The assessment of expected future contribution is qualitative in nature and is determined by a Portfolio Manager’s manager and approved by senior executives.

Portfolio Managers earning over a specified amount of cash compensation (salary plus bonus) are eligible to participate in the deferred compensation plan which allows the Portfolio Manager to elect to defer a portion of her/his cash compensation. Deferred amounts earn the return of an asset allocated mix of funds of Russell Investment Funds selected by the Portfolio Manager.

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS

AND ASSETS UNDER MANAGEMENT IN THE ACCOUNTS

AS OF MARCH 31, 2011

Portfolio Manager	Number of Registered Investment Companies	Assets Under Management (in millions)	Number of Pooled Investment Vehicles	Assets Under Management (in millions)	Other Types of Accounts	Assets Under Management (in millions)	Asset Total (in millions)
Brian Meath	1	$13	0	$0	0	$0	$13
Mike Ruff	5	$10,927.2	5	$5,109.9	0	$0	$16,037.1

Portfolio Managers typically manage multiple portfolios. These portfolios may include mutual funds, separate accounts and commingled trusts. Russell’s investment process is guided by the principle that all portfolios will be treated in a fair and equitable manner. To adhere to this guiding principle, Portfolio Managers follow a process of constructing portfolios in accordance with regulatory and investment guidelines. Portfolio Managers make decisions for each portfolio based on a variety of factors relevant to that portfolio.

Shares Owned by Portfolio Manager. The Trust is required to show the dollar range of each portfolio manager’s “beneficial ownership” of shares of the Funds as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. Because the Funds are new, there were no shares outstanding as of the date of this Statement. Therefore, the Portfolio Managers held no beneficial interest in the Funds’ securities.

ADMINISTRATOR. Russell Fund Services Company serves as the administrator for the Funds (“Administrator”). The Administrator provides the Funds with office space, equipment and the personnel necessary to operate and administer each Fund’s business and to supervise the provision of services by certain third parties such as the custodian.

The Administrator is paid an administrative fee, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each Fund. Services which are administrative in nature are provided by the Administrator pursuant to an Administrative Agreement for an annual fee of

    % of the average daily net asset value of each Fund paid out of the management fee. The Adviser pays the expenses borne by the Trust for the Administrator’s services out of the Advisory Fee.

DISTRIBUTOR. ALPS Distributors, Inc. (“Distributor”) serves as the principal underwriter and Distributor of Shares of the Funds. The principal address of ALPS Distributors, Inc. is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Distributor has entered into a distribution agreement (“Distribution Agreement”) with the Trust pursuant to which it distributes Shares of the Funds. The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty as to the Funds: (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of each Fund, on at least 60 days’ written notice to the Distributor. The Distribution Agreement is also terminable upon 60 days’ notice by the Distributor and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described in the Prospectus and below under “BUYING AND SELLING SHARES.” Shares in less than Creation Units are not distributed by the Distributor. The Distributor will deliver the Prospectus to persons purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the “Exchange Act”) and a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor has no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Trust. The Distributor may assist Authorized Participants (as defined below) in assembling shares to purchase Creation Units, for which it may receive commissions or other fees from such Authorized Participants.

The Adviser may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor or to otherwise promote the sale of Shares. The Adviser or Distributor, or an affiliate of the Adviser or Distributor, may directly or indirectly make cash payments to certain broker-dealers for participating in activities that are designed to make registered representatives and other professionals more knowledgeable about exchange traded products, including the Funds, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems. Payments to a broker-dealer or intermediary may create potential conflicts of interest between the broker-dealer or intermediary and its clients. These amounts, which may be significant, are paid by the Adviser and/or Distributor from their own resources and not from the assets of the Funds.

DISTRIBUTION. Under the 1940 Act, the SEC has adopted Rule 12b-1, which regulates the circumstances under which registered investment companies may, directly or indirectly, bear distribution expenses. Rule 12b-1 provides that mutual funds may pay for such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. It is anticipated that the Board will adopt a Distribution (Rule 12b-1) Plan (a “Plan”), pursuant to which payments of up to     % may be made, prior to the Funds’ commencement of operations. It is expected that no payments pursuant to the Plan will be made during first twelve (12) months of the Funds’ operation. Additionally, the implementation of any such payments would have to be approved by the Board prior to implementation. Under the proposed terms, the Plan would remain in effect from year to year, provided such continuance is approved annually by vote of the Board, including a majority of the “Independent Trustees” (Trustees who are not interested persons of the Funds (as defined in the 1940 Act) and have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan). As proposed, the Plan may not be amended to increase materially the amount to be spent for the services provided by the Distributor without approval by the shareholders of the relevant Fund to which the Plan applies, and all material amendments of the Plan would require Board approval (as described above). As proposed, the Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Trustees, or, by a vote of a majority of the outstanding voting securities of a Fund (as such vote is defined in the 1940 Act). Pursuant to the Distribution Agreement, the Distributor would provide the Board with periodic reports of any amounts expended under the Plan and the purpose for which such expenditures were made.

In connection with the Trustees’ consideration of whether to adopt the Distribution Plan for each Fund, the Adviser intends to represent to the Trustees that the Adviser believes that the Distribution Plan is expected to result in increased sales and asset retention for the Fund by enabling it to reach and retain more investors, although it is impossible to know for certain, in the absence of a Distribution Plan or under an alternative distribution arrangement, the level of sales and asset retention that the Fund would have.

Subject to an aggregate limitation of     % of a Fund’s average net assets per annum, the fees paid by the Fund under the Plan would provide compensation for distribution, investor services or marketing services for the Fund, and related expenses. As proposed, the aggregate payments under the Plan would not exceed, on an annualized basis,     % of average daily net assets of a Fund.

The continuation of the Distribution Agreement and any other related agreements is subject to annual approval of the Board, including by a majority of the Independent Trustees, as described above.

The allocation among the Funds of fees and expenses payable under the Distribution Agreement will be made pro rata in accordance with the daily net assets of the respective Fund.

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit aggregations of Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined in the “Book Entry Only System” section below), DTC Participants (as defined below).

Pursuant to the Distribution Agreement, the Trust has agreed to indemnify the Distributor, and may indemnify Soliciting Dealers and Authorized Participants (as described below) entering into agreements with the Distributor, for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties under the Distribution Agreement or other agreement, as applicable.

TRANSFER AGENT, CUSTODIAN AND PORTFOLIO ACCOUNTANT. State Street Bank and Trust Company serves as the transfer agent, custodian and portfolio accountant for the Funds (“State Street”). The mailing address for State Street is 2 Avenue de Lafayette, LCC 25, Boston, Massachusetts 02111. As the Funds’ transfer agent, State Street is responsible for among other matters, receiving and processing orders for the purchase and redemptions of Creation Units. As the Funds’ custodian and portfolio accountant, State Street is responsible for the safekeeping of the Funds’ assets and the appointment of any sub-custodian banks and clearing agencies. State Street also provides basic portfolio recordkeeping required for the Funds for regulatory and financial reporting purposes. The Adviser pays the expenses borne by the Trust for State Street’s services out of the Advisory Fee.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP (“PwC”) serves as Independent Registered Public Accounting Firm for the Funds. PwC is responsible for performing annual audits of the financial statements and financial highlights of the Funds in accordance with the auditing standards of the Public Company Accounting Oversight Board and a review of federal tax returns. The mailing address of PwC is 1420 Fifth Avenue, Suite 1900, Seattle, Washington 98101. The Adviser pays the expenses borne by the Trust for the PwC’s services out of the Advisory Fee.

CODES OF ETHICS. The Trust, RIMCo and the Distributor have each adopted a Code of Ethics as required under SEC Rule 17j-1. These Codes permit personnel subject to the Codes to invest in securities, which may include securities in which the Fund can invest. Personal investments are subject to the regulatory and disclosure provisions of the respective Codes.

PURCHASE AND REDEMPTION OF CREATION UNITS

Each Fund issues and redeems its Shares on a continuous basis, at net asset value, only in a large specified number of Shares called a “Creation Unit,” either principally in-kind for a designated portfolio of shares in specified ETFs or, in certain circumstances, in cash for the value of such securities. The principal consideration for creations and redemptions for each Fund is principally in-kind.

PURCHASE (CREATION). The Trust issues and sells Shares of each Fund only: (i) in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees), at their NAV per share next determined after receipt of an order, on any Business Day (as defined below), in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). A “Business Day” with respect to a Fund is, generally, any day on which the Exchange is open for business.

FUND DEPOSIT. The consideration for purchase of a Creation Unit of a Fund generally consists of either (i) the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit, consisting of Underlying ETPs and the Cash Component (defined below), computed as described below or (ii) the cash value of the Deposit Securities (“Deposit Cash”) and the “Cash Component,” computed as described below. When accepting purchases of Creation Units for cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of any Fund. The “Cash Component” is an amount equal to the difference between the net asset value of the Shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. The “Dividend Equivalent Payment” enables a Fund to make a complete distribution of dividends on the day preceding the next dividend payment date, and is an amount equal, on a per Creation Unit basis, to the dividends on all the portfolio securities of the Fund (“Dividend Securities”) with ex-dividend dates within the accumulation period for such distribution (the “Accumulation Period”), net of expenses and liabilities for such period, as if all of the Dividend Securities had been held by the Fund for the entire Accumulation Period. The Accumulation Period begins on the ex-dividend date for each Fund and ends on the day preceding the next ex-dividend date. If the Cash Component is a positive number (i.e., the net asset value per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the net asset value per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

The Custodian, through National Securities Clearing Corporation (“NSCC”), makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for a Fund. Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of a Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for each Fund changes as rebalancing adjustments, interest payments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of a Fund’s benchmark.

The Trust intends to require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to replace any Deposit Security that is a TBA transaction. The amount of cash contributed will be equivalent to the price of the TBA transaction listed as a Deposit Security. In instances where the Trust accepts Deposit Securities for the purchase of a Creation Unit, the Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to be added to the Cash Component to replace any Deposit Security, including, without limitation, situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery, (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities or the Federal Reserve System for U.S. Treasury securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws, or (v) in certain other situations (collectively, “non-standard orders”). The Trust also reserves the right to: (i) permit or require the substitution of Deposit Securities in lieu of Deposit Cash; and (ii) include or remove Deposit Securities from the basket in anticipation of portfolio rebalancing changes. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit.

PROCEDURES FOR PURCHASE OF CREATION UNITS. To be eligible to place orders with the Distributor to purchase a Creation Unit of a Fund, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “BOOK ENTRY ONLY SYSTEM”), and has the ability to clear through the Federal Reserve System. In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor and the Authorized Participant, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below) and any other applicable fees, taxes and additional variable charge.

All orders to purchase Shares directly from a Fund, including non-standard orders, must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or the applicable order form. In the case of non-standard orders, the non-standard order must be received by the Distributor no later than the times set forth in the Participant Agreement. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from a Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement.

On days when the Exchange or the bond markets close earlier than normal, a Fund may require orders to create Creation Units to be placed earlier in the day. Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Principal Underwriter by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash and U.S. government securities) or through DTC (for cash, corporate securities and municipal securities). The Fund Deposit transfer must be ordered by the DTC Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, through DTC to the account of a Fund by the time set forth on the applicable order form, on the Settlement Date. The “Settlement Date” for a Fund is generally the third Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to DTC for funds that invest in securities traded on U.S. exchanges (“Domestic Funds”) and for funds that invest in securities traded on non-U.S. exchanges (“International Funds”) to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the time set forth on the applicable order form, on the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the time set forth on the applicable order form, on the Settlement Date, the Authorized Participant has agreed to pay the full cash amount, plus interest computed at a reasonable rate. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Units so created generally will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited with by 4:00 p.m. Eastern Time or as set forth on the applicable order form, with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 4:00 p.m. Eastern Time or as set forth on the applicable order form on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this Statement are properly followed.

ISSUANCE OF A CREATION UNIT. Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component has been completed. If a subcustodian is involved, when the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Principal Underwriter and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units.

Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities, provided that the Authorized Participant deposits an initial deposit of cash with the Trust having a value greater than the net asset value of the Shares on the date the order is placed in proper form. In addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) equal to 115% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the Order Cut-Off Time on such date and federal funds in the appropriate amount are deposited with the Trust’s Custodian by 1:00 p.m. (Eastern Time) on settlement date. If the order is not placed in proper form by Order Cut-Off Time or federal funds in the appropriate amount are not received by 1:00 p.m. (Eastern Time) on settlement date, then the order may be deemed to be rejected and the Participant shall be liable to the Trust for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain an amount of cash of deposit with the Trust at least equal to determined percentage (outlined in the AP Agreement) of the daily market to market value of the missing Deposit Securities. In the sole discretion of the Trust following the initial settlement date, the Trust may use the cash on deposit to purchase the missing Deposit Securities. The Authorized Participant will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases and the Participant shall be liable to the Trust for any shortfall between the cost to the Trust of purchasing any missing Deposit Securities and the value of the collateral. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. An additional transaction fee may be charged as described in the Prospectus. The delivery of Creation Units so created will occur no later than the prescribed settlement date following the day on which the purchase order is deemed received by the Distributor.

ACCEPTANCE OF ORDERS OF CREATION UNITS. The Trust reserves the absolute right to reject an order for Creation Units transmitted to it by the Principal Underwriter in respect of a Fund at its discretion, including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; (g) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (h) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Principal Underwriter, the Custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Principal Underwriter shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian and the Principal Underwriter are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Principal Underwriter shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

CREATION TRANSACTION FEE. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. A Fund may adjust the creation transaction fee from time to time. An additional transaction charge [of up to 5 of the standard transaction fee] or variable charge will be applied to certain creation and redemption transactions, including non-standard orders and partial cash purchases. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. [From time to time, the Fund may waive all or a portion of its applicable transaction fee(s).]

[The standard creation transaction fee for the Fund will be $500. The maximum additional charge for the Fund will be $2500.]

REDEMPTION. Shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to each Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern Time) on each Business Day, the list of the names and share quantities of each Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash or a combination thereof, as determined by the Trust. With respect to in-kind redemptions of a Fund, redemption proceeds for a Creation Unit will consist of Fund Securities—as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the net asset value of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee and any applicable additional variable charge as set forth below. In the event that the Fund

Securities have a value greater than the net asset value of the Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing: (i) the Trust will substitute a cash-in-lieu amount to replace any Fund Security that is a TBA transaction and the amount of cash paid out in such cases will be equivalent to the value of the TBA transaction listed as a Fund Security; and (ii) at Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

REDEMPTION TRANSACTION FEE. A redemption transaction fee is imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and investors will be required to pay a fixed redemption transaction fee regardless of the number of Creation Units redeemed in the transaction. A Fund may adjust the redemption transaction fee from time to time. An additional charge [of up to 5 of the standard transaction fee] or a variable charge will be applied to certain creation and redemption transactions, including non-standard orders, cash redemptions, or partial cash redemptions (when cash redemptions are available). Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the costs of transferring the Fund Securities from the Trust to their account or on their order. [From time to time, the Fund may waive all or a portion of its applicable transaction fee(s).]

[The standard redemption transaction fee for the Fund will be $500. The maximum additional charge for the Fund will be $2500.]

PROCEDURES FOR REDEMPTION OF CREATION UNITS. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to the time as set forth in the Participant Agreement. A redemption request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this Statement are properly followed. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Participant Agreement. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed a Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

With respect to in-kind redemptions of a Fund, the calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Custodian according to the procedures set forth under “Determination of Net Asset Value”, computed on the Business Day on which a redemption order is deemed received by the Trust.

Therefore, if a redemption order in proper form is submitted to the Principal Underwriter by a DTC Participant by the specified time on the Order Placement Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to 4:00 p.m. Eastern Time (as set forth on the applicable order form) on the Settlement Date, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by the Custodian on such Order Placement Date. If the requisite number of Shares of the Fund are not delivered by 4:00 p.m. Eastern Time (as set forth on the applicable order form) on the Settlement Date, the Fund will not release the underlying securities for delivery unless collateral is posted in such percentage amount of missing Shares as set forth in the Participant Agreement (marked to market daily).

ADDITIONAL REDEMPTION PROCEDURES. With respect to in kind redemptions of a Fund, in connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, a redeeming Shareholder or Authorized Participant acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within three Business Days of the trade date.

If it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a Shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in net asset value.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status in order to receive Fund Securities.

The right of redemption may be suspended or the date of payment postponed with respect to a Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

REQUIRED EARLY ACCEPTANCE OF ORDERS. Notwithstanding the foregoing, as described in the Participant Agreement and the applicable order form, Authorized Participants may be notified that the cut-off time for an order may be earlier on a particular Business Day.

VALUATION OF FUND SHARES. The net asset value per share is calculated for each Fund on each business day on which Shares are offered or orders to redeem are tendered. A business day is one on which the New York Stock Exchange (“NYSE”) is open for regular trading. Currently, the NYSE is open for trading every weekday except New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Net asset value per share is computed for Shares of a Fund by dividing the current value of the Fund’s assets, less liabilities attributable to the Fund, by the number of Shares of the Fund outstanding, and rounding to the nearest cent.

The Underlying ETPs may have portfolio securities that actively trade on foreign exchanges which may trade on Saturdays and on days that the Funds do not offer or redeem Shares. The trading of portfolio securities on foreign exchanges on such days may significantly increase or decrease the net asset value of Fund Shares when the shareholder is not able to purchase or redeem Fund Shares. Further, because foreign securities markets may close prior to the time the Funds determine their net asset values, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Funds calculate their net asset values may not be reflected in the calculations of net asset value unless the Administrator determines that a particular event would materially affect the net asset value.

VALUATION OF PORTFOLIO SECURITIES. With the exceptions noted below, the Funds value their portfolio securities at “fair market value.” This generally means that equity securities and fixed-income securities listed and principally traded on any national securities exchange are valued on the basis of the last sale price or, if there were no sales, at the closing bid price, on the primary exchange on which the security is traded. Equity securities traded over-the-counter (“OTC”) are valued on the basis of official closing price.

International equity securities traded on a national securities exchange or OTC are valued on the basis of official closing price.

Short term securities maturing within 60 days of the valuation date held by the Funds are valued using the amortized cost method. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The Funds utilize the amortized cost valuation method in accordance with Rule 2a-7 under the 1940 Act. The money market instruments are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

The Funds may value certain securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees and delegated to the Administrator to administer. Market quotations for non-U.S. securities, either individually or collectively, may not be considered to be readily available if a significant event occurs after the close of the non-U.S. markets on which such securities are traded. If you hold Shares in a Fund that holds portfolio securities listed primarily on non-U.S. exchanges, the net asset value of that Fund’s Shares may change on a day when you will not be able to purchase or redeem that Fund’s Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.

PORTFOLIO TURNOVER RATE. Portfolio turnover measures how frequently securities held by a Fund are bought and sold. The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the past 13 months. For purposes of determining the rate, all short–term securities, including options, futures, forward contracts, and repurchase agreements, are excluded.

A high portfolio turnover rate may result in higher brokerage transaction costs and may result in higher levels of realized capital gains or losses with respect to a Fund’s portfolio securities (see “Taxes”). The portfolio turnover rate varies by Fund type.

DISCLOSURE OF PORTFOLIO HOLDINGS. Policies and Procedures Generally. The Trust has adopted portfolio holdings disclosure policies and procedures to govern the disclosure of the securities holdings of the Funds (the “Disclosure Policy”). The Board of Trustees of the Trust must approve all material amendments to the Disclosure Policy. The Disclosure Policy is designed to: (i) protect the confidentiality of the Funds’ non-public portfolio holdings information, (ii) prevent the selective disclosure of such information, and (iii) ensure compliance by RIMCo and the Funds with the federal securities laws, including the 1940 Act and the rules promulgated thereunder and general principles of fiduciary duty.

Monitoring and Oversight. The Trust’s Chief Compliance Officer (“CCO”) is responsible for ensuring that RIMCo has adopted and implemented policies and procedures reasonably designed to ensure compliance with the Disclosure Policy and, to the extent the CCO considers necessary, the CCO shall monitor RIMCo’s compliance with its policies and procedures. Any exceptions to the Disclosure Policy may be made only if approved by the Trust’s CCO upon determining that the exception is in the best interests of the Fund and its Shareholders. The CCO must report any exceptions made to the Disclosure Policy to the Trust’s Board of Trustees at its next regularly scheduled meeting.

Quarterly Disclosure. Funds will publicly disclose the complete schedule of each Fund’s holdings, as reported on a quarter-end basis, by making the information publicly available in a manner consistent with requirements established by the SEC. You may view a Fund’s complete schedule of portfolio holdings for the most recently completed quarter online at http://www.onefund.com, or obtain a copy of the schedule by calling RIMCo at 1-888-RSL-ETFS or 888-775-3837. This information will be available no earlier than the day on which it is transmitted to Shareholders in the Funds’ annual and semi-annual reports, or filed with the SEC on Form N-Q, which will occur on or about the sixtieth day after a quarter’s end.

The Funds file their complete schedules of securities holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Daily Disclosure. On each Business Day, before commencement of trading in shares on a national securities exchange (as defined by Section 2(a)(26) of the 1940 Act), RIMCo, via the Custodian, will disclose each Fund’s Portfolio Composition File (“PCF”) via the NSCC. The PFC is based on a securities component and a cash component (or an all cash amount) which comprises that day’s fund deposit, as disseminated prior to that Business Day’s commencement of trading. RIMCo may make available a Fund’s complete schedule of portfolio holdings and the percentages they represent of the Fund’s net assets. To provide greater transparency, a Fund may disclose its portfolio holdings that represent a Creation Unit of each Fund on each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet websites.

Confidential Dissemination of Portfolio Holdings Information. No disclosure of non-public portfolio holdings information may be made to any unaffiliated third party except as set forth in this section. This prohibition does not apply to information sharing with the Funds’ service providers, such as the Funds’

investment adviser and sub-adviser (if any), distributor, custodian, transfer agent, administrator, sub-administrator (if any), accountant, counsel, securities class action claims services administrator, financial printer, proxy voting agent, securities lending agent, lender, IOPV (as defined herein) calculation agent and other select third party service providers (collectively, the “Service Providers”), who generally need access to such information in the performance of their contractual duties and responsibilities. Such Service Providers are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract.

PROXY VOTING POLICIES AND PROCEDURES. The Board has delegated to RIMCo, as the Trust’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). RIMCo has also hired a third party service provider to serve as proxy administrator (“Administrator”), although RIMCo (whether acting directly or through the Committee) retains final authority with respect to proxy voting.

The P&P are designed to ensure that proxy voting decisions are made in accordance with the best interests of RIMCo’s clients and to enable the Committee to resolve any material conflicts of interest between the Funds on the one hand, and RIMCo or its affiliates, on the other, before voting proxies with respect to a matter in which such a conflict may be present. In order to assure that proxies are voted in accordance with the best interests of clients at all times, the P&P authorize votes to be cast in accordance with the Guidelines and delegate to the Administrator responsibility for performing research and making recommendations in accordance with the Guidelines. Conflicts are addressed in the P&P by requiring the implementation of a process requiring additional diligence and documentation if ballots are not voted in accordance with the Guidelines or pursuant to the recommendation of the Proxy Administrator.

The Guidelines address matters that are commonly submitted to shareholders of a company for voting, including, but not limited to, issues relating to corporate governance, auditors, the board of directors, capital structure, executive and director compensation, and mergers and corporate restructurings. Subject to the supervision and oversight of the Committee, and the authority of the Committee to intervene with respect to a particular proxy matter, the Administrator is obligated to vote all proxies as set forth in the Guidelines.

The following are examples of certain types of issues that are covered in the Guidelines and how the proxies are generally voted.

•

Proxies will generally be voted for routine agenda items such as the opening of the shareholder meeting; the presence of quorum; regulatory filings; the designation of inspector or shareholder representatives of minutes of meeting; the allowance of questions; the publication of minutes; and the closing of the shareholder meeting.

•

In connection with director and officer indemnification and liability protection, proxies will generally be voted: against proposals to eliminate entirely director and officer liability for monetary damages for violating the duty of care or for proposals that expand protection beyond the standards set forth by Delaware law; against proposals that would expand indemnification beyond coverage of legal expenses to coverage of acts that are more serious violations of fiduciary obligations than mere carelessness; and for proposals that would provide indemnification for an Italian company’s internal auditors or expanded indemnification where a director’s or officer’s legal defense was unsuccessful if the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company.

•

In certain corporate governance matters, proxies will generally be voted: for proposals seeking to amend a company’s articles of association, procedures, processes and/or other company documents unless the Administrator recommends a vote against such matter, in which case such vote will be determined on a case-by-case basis; for mergers and acquisitions proposals unless the Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; for corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations, asset sales and creation of holding companies, unless the Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; against proposals to classify the board; for shareholder proposals that ask a company to submit its poison pill for shareholder ratification unless the Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; and against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

•

In regards to changes to a company’s capital structure, proxies are generally voted against proposals that seek to increase the authorized common or preferred stock by twice the present limit, unless the increase is in connection with a stock split or merger that was voted in favor of; against proposals to create preferred stock, unless the Administrator recommends a vote for, in which case such vote will be determined on a case-by-case basis; if the company does not have any preferred shares outstanding, proxies will generally be voted against the requested authorization.

•

Generally, proxies are voted for executive and director stock option plans unless the Administrator recommends a vote against such matter, in which case additional criteria specified in the Guidelines will apply and such vote may be determined on a case-by-case basis.

•

In connection with social and environmental matters, proxies will generally be voted for management social, political or environmental proposals unless the Administrator recommends a vote against such matter, in which case such vote will be determined on a case-by-case basis. However, in regards to shareholder social, political, nuclear safety, land use, ecological or environmental proposals, proxies will be registered as abstentions.

Where a voting matter is not specifically addressed in the Guidelines or there is a question as to the outcome, the Administrator is obligated to request additional direction from the Committee. The Administrator is obligated to maintain records of all votes received, all votes cast and other relevant information.

To the extent that any shares of a Fund are owned directly by any other Fund, those shares will be voted directly by the Fund in the same proportion as all other votes received from the other holders of such Fund’s shares.

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended will be available, without charge, at http://www.onefund.com and on the SEC’s website at http://www.sec.gov.

BROKERAGE ALLOCATIONS. Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is made by RIMCo. The Trust’s arrangements with RIMCo provide that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek best execution. The factors that may be considered in assessing the best execution available for any transaction include the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, the reasonableness of the commission, if any, and the value of research services (as that term is defined in Section 28(e) of the Securities Exchange Act of 1934). In assessing whether the best overall terms have been obtained, RIMCo is not obligated to select the broker offering the lowest commission. The Funds effect transactions through Russell Implementation Services, Inc. (“RIS”) and its global network of unaffiliated correspondent brokers in compliance with the Trust’s procedures adopted under 17e-1. RIS is a registered broker and investment adviser and an affiliate of RIMCo.

In the case of securities traded in the over-the-counter market and depending on where RIMCo believes best execution is available, portfolio transactions may be effected either (1) on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks, or (2) on a principal basis at net prices, which include compensation to the broker-dealer in the form of a mark-up or mark-down without commission.

INVESTMENT RESTRICTIONS

Fundamental Policies

The Trust has adopted the following investment restrictions as fundamental policies with respect to each Fund. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of the Fund’s outstanding voting securities. For purposes of the 1940 Act, a majority of the outstanding voting securities of a Fund means the vote, at an annual or a special meeting of the security holders of the Trust, of the lesser of (1) 67% or more of the voting securities of the Fund present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund. Except with the approval of a majority of the outstanding voting securities, a Fund may not:

1.	(i) With respect to 75% of its total assets, purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or shares of investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

2.

Invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in a particular industry or group of industries[1]; except that, to the extent the underlying index selected for a particular passive Underlying ETF is concentrated in a particular industry or group of industries, the Funds will necessarily be concentrated in that industry or group of industry. This limitation does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or shares of investment companies, including the Underlying ETFs.

3.

Lend any funds or other assets except through the purchase of all or a portion of an issue of securities or obligations of the type in which it is permitted to invest (including participation interests in such securities or obligations) and except that the Fund may lend its portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets.

4.	Issue senior securities or borrow money, except that a Fund may borrow money to the extent permitted by the 1940 Act or to the extent permitted by any exemptions therefrom which may be granted by the Securities and Exchange Commission.

[1]

Each Fund will not invest 25% or more of the value of its total assets in the shares of one or more investment companies with an affirmative investment policy to invest 25% or more of its assets in the securities of one or more issuers conducting their principal business activities in a particular industry or group of industries, as disclosed in its then-current registration statement.

5.

Pledge[2], hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings as set forth above in restriction 3. (The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to initial or variation margin for futures contracts or options contracts will not be deemed to be pledges of the Fund’s assets).

6.	Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

7.	Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter in connection with the sale of securities in its portfolio.

Non-Fundamental Policies

The following investment policies of the Funds are non-fundamental and may be changed by the Trust’s Board of Trustees without shareholder approval. These non-fundamental policies are based upon the regulations currently set forth in the 1940 Act and may not be changed without 60 days’ prior notice to shareholders.

Each Fund will not:

1.	Invest in the securities of a company for the purpose of exercising management or control, provided that the Trust may vote the investment securities owned by the Fund in accordance with its views.

2.	Hold illiquid assets in excess of 15% of its net assets. An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

3.	The Fund will not purchase securities while the Fund has outstanding borrowings in excess of 5% of total assets.

In addition, the Russell Bond ETF will:

4.	Invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in bonds through Underlying ETPs.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid securities will be observed continuously.

[2]

There is no limit on the percentage of total assets a Fund may pledge. Each Fund, however, will only pledge assets as consistent with Section 18 of the 1940 Act. Accordingly, based on SEC staff interpretation, the Fund will only pledge up to one-third of its total assets.

INVESTMENT POLICIES

The investment objective and principal investment strategies for each Fund are provided in the Fund’s Prospectus. The Funds may not invest in all of the investments listed below. The Funds use investment techniques commonly used by other exchange-traded funds.

GENERAL INVESTMENT STRATEGIES AND PORTFOLIO INSTRUMENTS

CONCENTRATION AND DIVERSIFICATION

An Underlying ETF may concentrate its investments to approximately the same extent that its Underlying Index concentrates in the securities of such particular industry or group of industries. The securities of issuers in particular industries may dominate the Index of an Underlying ETF and consequently the Fund’s investment portfolio. This may adversely affect a Fund’s performance or subject its Shares to greater price volatility than that experienced by less concentrated investment companies.

In pursuing its objective, each Fund or its Underlying ETPs may hold the securities of a single issuer in an amount exceeding 10% of the market value of the outstanding securities of the issuer, subject to restrictions imposed by the Internal Revenue Code. In particular, as a Fund’s size grows and its assets increase, it will be more likely to hold more than 10% of the securities of a single issuer if the issuer has a relatively small public float as compared to other issuers.

FOREIGN SECURITIES

Investment In Foreign Securities. The Underlying ETPs may invest in foreign (non-U.S.) securities traded on U.S. or foreign exchanges or in the over–the–counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not typically associated with investing in obligations issued by the U.S. government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States. To the extent that an Underlying ETP’s principal investment strategies involve foreign (non-U.S.) securities, an Underlying ETP may tend to have a greater exposure to liquidity risk.

Investment In Emerging Markets. The Underlying ETPs may invest in emerging markets stocks and the following types of emerging market debt: bonds; notes and debentures of emerging market governments; debt and other fixed–income securities issued or guaranteed by emerging market government agencies, instrumentalities or central banks; and other fixed–income securities issued or guaranteed by banks or other companies in emerging markets which the money managers believe are suitable investments for the Underlying ETFs. Emerging markets consist of countries determined by the money managers of an Underlying Fund to have developing or emerging economies and markets. These countries generally include every country in the world except Australia, Austria, Belgium, Canada,

Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. Foreign investment may include emerging market stock and emerging market debt.

Risks Associated with Emerging Markets. The considerations outlined above when making investments in foreign securities also apply to investments in emerging markets. The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of more developed countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self–sufficiency and balance of payments position. Because an Underlying ETP’s foreign securities will generally be denominated in foreign currencies, the value of such securities to the Underlying ETPs will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Funds or Underlying ETPs’ foreign securities. In addition, some emerging market countries may have fixed or managed currencies which are not free–floating against the U.S. dollar. Further, certain emerging market countries’ currencies may not be internationally traded. Certain of these currencies have experienced devaluations relative to the U.S. dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Investments in emerging market country government debt securities involve special risks. Certain emerging market countries have historically experienced high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country’s debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. As a result, a government obligor may default on its obligations. If such an event occurs, an Underlying Fund may have limited legal recourse against the issuer and/or guarantor.

Foreign Government Securities. Foreign government securities which the Underlying ETPs may invest in generally consist of obligations issued or backed by the national, state or provincial government or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. These securities also include debt securities of “quasi–government agencies” and debt securities denominated in multinational currency units of an issuer.

Privatizations. A Fund or an Underlying ETP may invest in privatizations (i.e., government programs selling interests in government-owned or controlled enterprises). The ability of U.S. entities, such as a Fund or an Underlying ETP, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be available or successful.

Synthetic Foreign Equity/Fixed Income Securities (also referred to as International Warrants, Local Access Products, Participation Notes or Low Exercise Price Warrants). The Underlying ETPs may invest in local access products. Local access products, also called participation notes, are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive a cash payment relating to the value of the underlying security or securities. The instruments may or may not be traded on a foreign exchange. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. These types of instruments may be exercisable in the American style, which means that they can be exercised at any time on or before the expiration date of the instrument, or exercisable in the European style, which means that they may be exercised only on the expiration date. Local access products have an exercise price, which is fixed when they are issued.

Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to counterparty risk, liquidity risk, currency risk and the risks associated with investment in foreign securities. In the case of any exercise of the instruments, there may be a time delay between the time a holder gives instructions to exercise and the time the price of the security or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date of the local access products may be affected by certain market disruption events, such as difficulties relating to the exchange of a local currency into U.S. dollars, the imposition of capital controls by a local jurisdiction or changes in the laws relating to foreign investments. These events could lead to a change in the exercise date or settlement currency of the instruments, or postponement of the settlement date. In some cases, if the market disruption events continue for a certain period of time, the local access products may become worthless resulting in a total loss of the purchase price.

Equity Linked Notes. The Funds and the Underlying ETPs may invest in equity linked notes, which are instruments whose return is determined by the performance of a single equity security, a basket of equity securities or an equity index. The principal payable at maturity is based on the current price of the linked security, basket or index. Equity linked notes are generally subject to the risks associated with the securities of foreign issuers and with securities denominated in foreign currencies and, because they are equity-linked, may return a lower amount at maturity because of a decline in value of the linked security or securities. Equity linked notes are also subject to default risk and counterparty risk.

Foreign Currency Exchange. Since the Underlying ETPs may invest in securities denominated in currencies other than the U.S. dollar, and since the Underlying ETPs may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the Funds and the Underlying ETPs may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of an Underlying ETP’s assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by a Fund or an Underlying ETP. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic and political conditions in the U.S. and a particular foreign country, including economic and political developments in other countries. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country’s central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies. The Underlying Fund may use hedging techniques with the objective of protecting against loss through the fluctuation of the value of foreign currencies against the U.S. dollar, particularly the forward market in foreign exchange, currency options and currency futures.

EQUITY SECURITIES

Common Stocks. The Funds and the Underlying ETPs may invest in common stocks, which are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stocks. The Funds and the Underlying ETPs may invest in preferred stocks, which are shares of a corporation or other entity that pay dividends at a specified rate and have precedence over common stock in the payment of dividends. If the corporation or other entity is liquidated or declares bankruptcy, the claims of owners of preferred stock will have precedence over the claims of owners of common stock, but not over the claims of owners of bonds. Some preferred stock dividends are non-cumulative, but some are “cumulative,” meaning that they require that all or a portion of prior unpaid dividends be paid to preferred stockholders before any dividends are paid to common stockholders. Certain preferred stock dividends are “participating” and include an entitlement to a dividend exceeding the specified dividend rate in certain cases. Investments in preferred stocks carry many of the same risks as investments in common stocks and debt securities.

Convertible Securities. The Funds and the Underlying ETPs may invest in convertible securities, which entitle the holder to acquire the issuer’s common stock by exchange or purchase for a predetermined rate. Convertible securities can be bonds, notes, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities. Convertible securities rank senior to common stocks in a corporation’s capital structure. They are consequently of higher quality and entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Underlying Funds may purchase convertible securities rated Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”), BB or lower by Standard & Poor’s Ratings Group (“S&P”) or BB+ or lower by Fitch Investors Services, Inc. (“Fitch”) and may also purchase non-rated securities considered by the manager to be of comparable quality. Although the fund selects these securities primarily on the basis of their equity characteristics, investors should be aware that debt securities rated in these categories are considered high risk securities; the rating agencies consider them speculative, and payment of interest and principal is not considered well assured. To the extent that such convertible securities are acquired by the fund, there is a greater risk as to the timely payment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher rated convertible securities.

Warrants. The Funds and the Underlying ETPs may invest in warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Real Estate Investment Trusts or “REITs.” The Funds and the Underlying ETPs may invest in REITs. REITs are characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. A Fund or Underlying ETP’s investment in REITs are subject to the risks associated with particular properties and with the real estate market in general, including the risks of a general downturn in real estate values. Mortgage REITs may be affected by the creditworthiness of the borrower. The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill. An Underlying Fund’s investments in REITs is also subject to changes in availability of debt financing, heavy cash flow dependency, tenant defaults, self-liquidation, and, for U.S. REITs, the possibility of failing to qualify for tax-free status under the Internal Revenue Code of 1986, as amended (the “Code”) or failing to maintain exemption from the 1940 Act. By investing in REITs directly or indirectly through an Underlying ETP, a shareholder will bear expenses of the REITs in addition to expenses of the Fund and/or Underlying ETP.

Depositary Receipts. The Funds and the Underlying ETPs may hold securities of foreign issuers in the form of American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”) and European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), or other securities convertible into securities of eligible non-U.S. issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts (“CDRs”), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world. GDRs are traded on major stock exchanges, particularly the London SEAQ International trading system. For purposes of a Fund’s investment policies, a Fund or Underlying ETP’s investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either “unsponsored” or “sponsored.” While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non–objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non–cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. Unsponsored depositary receipts tend to trade over the counter, and are issued without the involvement of the underlying non-US company whose stock underlies the depositary receipts. Shareholder benefits, voting rights and other attached rights may not be extended to the holder of an unsponsored depositary receipt. The Funds and the Underlying ETPs may invest in sponsored and unsponsored ADRs.

“Special Situation” Companies. The Funds and the Underlying ETPs may invest in “special situation companies.” “Special situation companies” are companies involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company’s stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a “special situation company” may decline significantly. There can be no assurance, however, that a special situation that exists at the time of its investment will be consummated under the terms and within the time period contemplated.

Investment in Unseasoned Companies. The Funds and the Underlying ETPs may invest in companies (including predecessors) which have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

DEBT AND MONEY MARKET INSTRUMENTS

To the extent a Fund or an Underlying ETP invests in the following types of debt securities, its net asset value may change as the general levels of interest rates fluctuate. When interest rates decline, the value of debt securities can be expected to rise. Conversely, when interest rates rise, the value of debt securities can be expected to decline. A Fund or Underlying ETP’s investments in debt securities with longer terms to maturity are subject to greater volatility than an Underlying Fund’s shorter-term obligations. Debt securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

U.S. Government Obligations. The types of U.S. government obligations a Fund or an Underlying ETP may purchase include: (1) a variety of U.S. Treasury obligations which differ only in their interest rates, maturities and times of issuance: (a) U.S. Treasury bills at time of issuance have maturities of one year or less, (b) U.S. Treasury notes at time of issuance have maturities of one to ten years and (c) U.S. Treasury bonds at time of issuance generally have maturities of greater than ten years; (2) obligations issued or guaranteed by U.S. government agencies and instrumentalities and supported by any of the following: (a) the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association). No assurance can be given that the U.S. government will provide financial support to such U.S. government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d) in the future, other than as set forth above, since it is not obligated to do so by law. Accordingly, such U.S. government obligations may involve risk of loss of principal and interest. A Fund or an Underlying ETP may invest in fixed–rate and floating or variable rate U.S. government obligations. A Fund or an Underlying ETP may purchase U.S. government obligations on a forward commitment basis.

A Fund or an Underlying ETP may also purchase Treasury Inflation Protected Securities (“TIPS”). TIPS are U.S. Treasury securities issued at a fixed rate of interest but with principal adjusted every six months based on changes in the Consumer Price Index. As changes occur in the inflation rate, as represented by the designated index, the value of the security’s principal is adjusted by the same proportion. If the inflation rate falls, the principal value of the security will be adjusted downward, and consequently, the interest payable on the securities will be reduced.

STRIPS. A Fund or an Underlying ETP may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically but accrue interest until maturity. STRIPS tend to be subject to the same risks as zero coupon securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

Repurchase Agreements. A Fund or an Underlying ETP may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund or an Underlying ETP acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund or Underlying ETP and is unrelated to the interest rate on the security. The securities acquired by a Fund or Underlying ETP constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund or Underlying ETP (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. In addition, RIMCo will monitor a Fund’s repurchase agreement transactions generally and will evaluate the creditworthiness of any bank, broker or dealer party to a repurchase agreement with the Fund. Subject to the overall limitations described in “Illiquid Securities”, a Fund or an Underlying ETP will not invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days. The SEC may deem a repurchase agreement to constitute a loan obtained by the Fund for purposes of the 1940 Act.

Risk Factors. The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, a Fund or an Underlying ETP may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying securities are collateral for a loan by a Fund or an Underlying ETP not within its control and therefore the realization by a Fund or an Underlying ETP on such collateral may be automatically stayed. It is possible that a Fund or an Underlying ETP may not be able to substantiate its interest in the underlying securities and may be deemed an unsecured creditor of the other party to the agreement.

Reverse Repurchase Agreements and Dollar Rolls. A Fund or an Underlying ETP may enter into reverse repurchase agreements. A reverse repurchase agreement is a transaction whereby a Fund or an Underlying ETP transfers possession of a portfolio security to a bank or broker–dealer in return for a percentage of the portfolio security’s market value. A Fund or an Underlying ETP retains record ownership of the security involved including the right to receive interest and principal payments. At an agreed upon future date, a Fund or an Underlying ETP repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of a Fund or an Underlying ETP equal in value to the repurchase price, including any accrued interest, will be segregated on a Fund or an Underlying ETP’s records while a reverse repurchase agreement is in effect. The SEC may deem a reverse repurchase agreement to constitute a borrowing by the Fund that is subject to asset coverage requirements specified in Section 18 of the 1940 Act.

A Fund or an Underlying ETP may purchase dollar rolls. A “dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction, a Fund or an Underlying ETP sells a mortgage-related security, such as a security issued by Government National Mortgage Association (“GNMA”), to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A “dollar roll” can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund or an Underlying ETP pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund or an Underlying ETP enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Underlying Fund, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to a Fund or an Underlying ETP generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.

A Fund or an Underlying ETP’s obligations under a dollar roll agreement must be covered by segregated or “earmarked” liquid assets equal in value to the securities subject to repurchase by the Fund or Underlying ETP. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated or “earmarked” liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds or Underlying ETPs’ restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to a Fund or an Underlying ETP’s overall limitations on investments in illiquid securities. Successful use of mortgage dollar rolls depends on a Fund or an Underlying ETP’s ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that market value of the securities a Fund or an Underlying ETP is required to purchase may decline below the agreed upon repurchase price.

Corporate Debt Securities. A Fund or an Underlying ETP may invest in debt securities, such as convertible and nonconvertible bonds, preferred stock, notes and debentures, issued by corporations, limited partnerships and other similar entities. Investments in securities that are convertible into equity securities and preferred stock have characteristics of equity as well as debt securities, and their value may be dependent in part on the value of the issuer’s equity securities. The Underlying ETPs may also invest in debt securities that are accompanied by warrants which are convertible into the issuer’s equity securities, which have similar characteristics. See “Equity Securities” above for a fuller description of convertible securities. An Underlying ETP may invest in corporate debt securities issued by infrastructure companies.

Securities Issued in Connection with Reorganizations and Corporate Restructuring. In connection with reorganizing or restructuring of an issuer or its capital structure, an issuer may issue common stock or other securities to holders of debt instruments. A Fund or an Underlying ETP may hold such common stock and other securities even though it does not ordinarily purchase or may not be permitted to purchase such securities.

Zero Coupon Securities. A Fund or an Underlying ETP may invest in zero coupon securities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Zero coupon securities trade at a discount from their par value and are subject to greater fluctuations of market value in response to changing interest rates.

Government Zero Coupon Securities. A Fund or an Underlying ETP may invest in (i) Government Securities that have been stripped of their unmatured interest coupons, (ii) the coupons themselves and (iii) receipts or certificates representing interests in stripped Government Securities and coupons (collectively referred to as “Government zero coupon securities”).

Mortgage–Related And Other Asset–Backed Securities. The forms of mortgage–related and other asset–backed securities a Fund or an Underlying Fund may invest in include the securities described below:

Mortgage Pass–Through Securities. Mortgage pass–through securities are securities representing interests in “pools” of mortgages in which payments of both interest and principal on the securities are generally made monthly. The securities are “pass–through” securities because they provide investors with monthly payments of principal and interest which in effect are a “pass–through” of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor. The principal governmental issuer of such securities is the Government National Mortgage Association (“GNMA”), which is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. Government related issuers include the Federal Home Loan Mortgage Corporation (“FHLMC”), a corporate instrumentality of the United States created pursuant to an Act of Congress, and which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association (“FNMA”), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass–through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage–related securities.

Collateralized Mortgage Obligations. Collateralized mortgage obligations (“CMOs”) are hybrid instruments with characteristics of both mortgage–backed bonds and mortgage pass–through securities. Similar to a bond, interest and pre–paid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage passthrough securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes (or “tranches”), with each class bearing a different stated maturity.

Asset–Backed Securities. Asset–backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage–related pass–through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit liquidity support, surety bond, limited guarantee by another entity or by priority to certain of the borrower’s other securities. The degree of enhancement varies, generally applying only until exhausted and covering only a fraction of the security’s par value. If the credit enhancement held by a Fund or an Underlying ETP has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Underlying Fund may experience loss or delay in receiving payment and a decrease in the value of the security.

Collateralized Loan Obligations. A Fund or an Underlying ETP may invest in collateralized loan obligations (“CLOs”). CLOs are special purpose entities which are collateralized mainly by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CLOs may charge management and other administrative fees. Payments of principal and interest are passed through to investors in a CLO and divided into several tranches of rated debt securities and typically at least one tranche of unrated subordinated securities, which may be debt or equity (“CLO Securities”). CLO Securities generally receive some variation of principal and/or interest installments and, with the exception of certain subordinated securities, bear different interest rates. If there are defaults or a CLO’s collateral otherwise underperforms, scheduled payments to senior tranches typically take priority over less senior tranches.

Risk Factors. The value of a Fund or an Underlying ETP’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The quality and value of the underlying assets may decline, or default. This has become an increasing risk for collateral related to sub-prime, Alt-A and non-conforming mortgage loans, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole. MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund or an Underlying ETP’s portfolio at the time the Fund or Underlying ETP receives the payments for reinvestment. Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk. MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities. Through its investments in MBS, including those that are issued by private issuers, a Fund or an Underlying ETP has exposure to subprime loans Alt-A loans, and non-conforming loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-governmental MBS may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike MBS issued or guaranteed by the U.S. government or a government sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund or an Underlying ETP’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-backed securities may include MBS, loans, receivables or other assets. The value of the Fund or Underlying ETP’s asset-backed securities may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the creditworthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments, which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying asset-backed securities have become an increasing risk for asset-backed securities that are secured by home-equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

Asset-backed securities (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets.

Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. A Fund or an Underlying ETP will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require an Underlying Fund to dispose of any then existing holdings of such securities.

In addition to normal risks associated with debt obligations and fixed income and/or asset-backed securities as discussed elsewhere in this Statement of Additional Information and the Prospectus (e.g., credit risk, interest rate risk, market risk, default risk and prepayment risk), CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments and one or more tranches may be subject to up to 100% loss of invested capital; (ii) the quality of the collateral may decline in value or default; (iii) a Fund or an Underlying ETP may invest in CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

A CLO’s investments in its underlying assets may be CLO Securities that are privately placed and thus are subject to restrictions on transfer to meet securities law and other legal requirements. In the event that any Fund or Underlying ETP does not satisfy certain of the applicable transfer restrictions at any time that it holds CLO Securities, it may be forced to sell the related CLO Securities and may suffer a loss on sale. CLO Securities generally will be considered illiquid as there may be no secondary market for the CLO Securities.

To-Be-Announced Mortgage-Backed Securities. A Fund or an Underlying ETP may invest in to-be announced mortgage-backed securities. As with other delayed-delivery transactions, a seller agrees to issue a to-be announced mortgage-backed security (a “TBA”) at a future date. A TBA transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with specific pools that will constitute that GNMA passthrough security to be announced on a future settlement date. However, at the time of purchase, the seller does not specify the particular mortgage-backed securities to be delivered. Instead, the Fund or Underlying ETP agrees to accept any mortgage-backed security that meets specified terms. Thus, a Fund or an Underlying ETP and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. TBAs increase interest rate risks because the underlying mortgages may be less favorable than anticipated by a Fund or an Underlying ETP.

Structured Investment Vehicles. Certain investments in derivatives, including structured instruments as well as investments in mortgage-backed securities and asset-backed securities, involve the purchase of securities from structured investment vehicles (SIVs). SIVs are legal entities that are sponsored by banks, broker-dealers or other financial firms specifically created for the purpose of issuing particular securities or instruments. SIVs are often leveraged and securities issued by SIVs may have differing credit ratings. Investments in SIVs present counterparty risks, although they may be subject to a guarantee or other financial support by the sponsoring entity. Investments in SIVs may be more volatile, less liquid and more difficult to price accurately than other types of investments.

Because SIVs depend on short-term funding through the issuance of new debt, if there is a slowdown in issuing new debt or a smaller market of purchasers of the new debt, the SIVs may have to liquidate assets at a loss. Also, with respect to SIVs assets in finance companies, the Underlying Fund may have significant exposure to the financial services market which, depending on market conditions, could have a negative impact on the Underlying Fund.

Loans and Other Direct Indebtedness. A Fund or an Underlying ETP may purchase loans or other direct indebtedness, or participations in loans or other direct indebtedness, that entitles the acquiror of such interest to payments of interest, principal and/or other amounts due under the structure of the loan or other direct indebtedness. In addition to being structured as secured or unsecured, such investments could be structured as novations or assignments or represent trade or other claims owed by a company to a supplier. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.

Risk Factors. Loans and other direct indebtedness involve the risk that a Fund or an Underlying ETP will not receive payment of principal, interest and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer a Fund or an Underlying ETP more protection than an unsecured loan in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by a Fund or an Underlying ETP may involve revolving credit facilities or other standby financing commitments which obligate a Fund or an Underlying ETP to pay additional cash on a certain date or on demand. These commitments may require a Fund or an Underlying Fund to increase its investment in a company at a time when that Fund or Underlying ETP might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that an Underlying Fund is committed to advance additional funds, it will at all times hold and maintain in a segregated account cash or other high-grade debt obligations in an amount sufficient to meet such commitments.

As a Fund or an Underlying ETP may be required to rely upon another lending institution to collect and pass onto the Fund or Underlying ETP amounts payable with respect to the loan and to enforce the Fund or Underlying ETP’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the Fund or Underlying ETP from receiving such amounts. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund or Underlying ETP.

In purchasing loans or loan participations, a Fund or an Underlying ETP assumes the credit risk associated with the corporate buyer and may assume the credit risk associated with the interposed bank or other financial intermediary. The participation may not be rated by a nationally recognized rating service. Further, loan participations may not be readily marketable and may be subject to restrictions on resale. Loan participations are generally illiquid investments and are priced through a nationally recognized pricing service which determines loan prices by surveying available dealer quotations. If the corporate borrower defaults on its obligations, an Underlying Fund may end up owning the underlying collateral.

Brady Bonds. A Fund or an Underlying ETP may invest in Brady Bonds, the products of the “Brady Plan,” under which bonds are issued in exchange for cash and certain of a country’s outstanding commercial bank loans. The Brady Plan offers relief to debtor countries that have effected substantial economic reforms. Specifically, debt reduction and structural reform are the main criteria countries must satisfy in order to obtain Brady Plan status. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily U.S.–dollar) and are actively traded on the over–the–counter market.

Bank Instruments. The Funds and the Underlying ETPs may invest in bank instruments, which include Eurodollar certificates of deposit (“ECDs”), Eurodollar time deposits (“ETDs”) and Yankee Certificates of Deposit (“Yankee CDs”).

Risk Factors. ECDs, ETDs, and Yankee CDs are subject to somewhat different risks from the obligations of domestic banks. ECDs are U.S. dollar denominated certificates of deposit issued by foreign branches of U.S. and foreign banks; ETDs are U.S. dollar denominated time deposits in a foreign branch of a U.S. bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing and recordkeeping, and the public availability of information.

High Risk Bonds. The Funds and Underlying ETPs may invest their assets in securities rated BBB– or lower by S&P, Baa3 or lower by Moody’s or BBB or lower by Fitch (using highest of split ratings), or in unrated securities judged by the money managers to be of similar credit quality to those designations. Securities rated BBB– by S&P, Baa3 by Moody’s or BBB by Fitch are the lowest ratings which are considered “investment grade,” although Moody’s considers securities rated Baa3, S&P considers bonds rated BBB– and Fitch considers bonds rated BBB, to have some speculative characteristics. A Fund or an Underlying ETP may be required by their prospectus or investment guidelines to dispose of, in a prudent and orderly fashion, a security if its ratings drop below these minimum ratings.

Risks Associated with High Risk Bonds

These lower rated debt securities are commonly referred to as “junk bonds.” Lower rated debt securities, or junk bonds, generally offer a higher yield than that available from higher grade issues but involve higher risks because they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of principal and interest and increase the possibility of default. Conversely, periods of economic expansion or falling interest rates enhance the ability of issuers to make payments of principal and interest and decrease the possibility of default. The market for lower rated debt securities is generally thinner and less active than that for higher quality securities, which would limit a Fund’s or an Underlying ETP’s ability to sell such securities at fair value in response to changes in the economy or the financial markets. While such debt may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

Securities rated BBB– by S&P Baa3 by Moody’s or BBB by Fitch may involve greater risks than securities in higher rating categories. Securities receiving S&P’s BBB– rating are regarded as having adequate capacity to pay interest and repay principal. Such securities typically exhibit adequate investor protections but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rating categories. For further description of the various rating categories, see “Ratings of Debt Instruments.”

Securities possessing Moody’s Baa3 rating are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security is judged adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics and in fact may have speculative characteristics as well.

Securities possessing Fitch’s BBB rating indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Lower rated or unrated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than investment grade securities, but more sensitive to economic downturns, individual corporate developments, and price fluctuations in response to changing interest rates. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, a Fund or an Underlying ETP may incur additional expenses to seek financial recovery.

In addition, the markets in which low rated or unrated debt securities are traded are generally thinner, more limited and less active than those for higher rated securities. The existence of limited markets for particular securities may diminish a Fund or Underlying ETP’s ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Fund or Underlying ETP’s Shares.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated securities may be more complex than for issuers of other investment grade securities, and the ability of a Fund or an Underlying ETP to achieve its investment objectives may be more dependent on credit analysis than would be the case if the Fund or Underlying ETP was investing only in investment grade securities.

The money managers of the Funds and the Underlying ETPs may use ratings to assist in investment decisions. Ratings of debt securities represent a rating agency’s opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial condition may be better or worse than a rating indicates.

Auction Market and Remarketed Preferred Stock. A Fund or an Underlying ETP may purchase certain types of auction market preferred stock (“AMPS”) or remarketed preferred stock (“RPS”) subject to a demand feature. These purchases may include AMPS and RPS issued by closed-end investment companies. AMPS and RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. AMPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both AMPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing, which are typically held weekly, is successful. If the auction or remarketing fails, the holder of certain types of

AMPS or RPS may exercise a demand feature and has the right to sell the AMPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations, or other factors.

Alternative Minimum Tax Bonds. A Fund or an Underlying ETP may invest without limit in “Alternative Minimum Tax Bonds,” which are certain bonds issued after August 7, 1986 to finance certain non-governmental activities. While the income from Alternative Minimum Tax Bonds is exempt from regular federal income tax, it is a tax preference item for purposes of the federal individual and corporate “alternative minimum tax.” The alternative minimum tax is a special tax that applies to taxpayers who have certain adjustments or tax preference items. Available returns on Alternative Minimum Tax Bonds acquired by a Fund or an Underlying ETP may be lower than those from other Municipal Obligations acquired by the Fund or Underlying ETP due to the possibility of federal, state and local alternative minimum or minimum income tax liability on Alternative Minimum Tax Bonds.

Event-Linked Bonds. A Fund or an Underlying ETP may invest in “event-linked bonds.” Event-linked bonds are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, the Fund or Underlying ETP may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, event-linked bonds may also expose the Underlying Fund to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history for these securities, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Underlying Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and the Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.

Deferred Interest, Pay-In-Kind and Capital Appreciation Bonds. A Fund or an Underlying ETP’s investments in fixed income securities may include deferred interest, pay-in-kind (“PIK”) and capital appreciation bonds. Deferred interest and capital appreciation bonds are debt securities issued or sold at a discount from their face value and which do not entitle the holder to any periodic payment of interest prior to maturity or a specified date. The original issue discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. These securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves or receipts or certificates representing interests in such stripped debt obligations or coupons. The market prices of deferred interest, capital appreciation bonds and PIK securities generally are more volatile than the market prices of interest bearing securities and are likely to respond to a greater degree to changes in interest rates than interest bearing securities having similar maturities and credit quality.

PIK securities may be debt obligations or preferred shares that provide the issuer with the option of paying interest or dividends on such obligations in cash or in the form of additional securities rather than cash. Similar to deferred interest bonds, PIK securities are designed to give an issuer flexibility in managing cash flow. PIK securities that are debt securities can be either senior or subordinated debt and generally trade flat (i.e., without accrued interest). The trading price of PIK debt securities generally reflects the market value of the underlying debt plus an amount representing accrued interest since the last interest payment.

Deferred interest, capital appreciation and PIK securities involve the additional risk that, unlike securities that periodically pay interest to maturity, a Fund or an Underlying ETP will realize no cash until a specified future payment date unless a portion of such securities is sold and, if the issuer of such securities defaults, the Fund or Underlying ETP may obtain no return at all on its investment. In addition, even though such securities do not provide for the payment of current interest in cash, the Fund or Underlying ETP is nonetheless required to accrue income on such investments for each taxable year and generally is required to distribute such accrued amounts (net of deductible expenses, if any) to avoid being subject to tax. Because no cash is generally received at the time of the accrual, the Fund or Underlying ETP may be required to liquidate other portfolio securities to obtain sufficient cash to satisfy federal tax distribution requirements applicable to the Fund or Underlying ETP. A portion of the discount with respect to stripped tax-exempt securities or their coupons may be taxable.

Exchange-Traded Notes. The Funds and the Underlying ETFs may invest in exchange-traded notes. Exchange-traded notes (“ETNs”) are debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indices. In addition to trading ETNs on exchanges, investors may redeem ETNs directly with the issuer on a weekly basis, typically in a minimum amount of 50,000 unites, or hold ETNs until maturity. ETNs may be riskier than ordinary debt securities and may have no principal protection. The Fund’s investment in an ETN may be influenced by unpredictable factors, including highly volatile commodities prices, changes in supply and demand relationships, weather, agriculture, trade, changes in interest rates, and monetary and other governmental policies, action and inaction. Investing in ETNs is not equivalent to investing directly in index components or the related index itself. Because ETNs are debt securities, they possess credit risk; if the issuer has financial difficulties or goes bankrupt, the investor may not receive the return it was promised. Certain ETNs may not produce qualifying income for the purposes of the “90% Test” (as defined below under the heading “Taxation”) which must be met in order for a Fund and an Underlying ETF to maintain its status as a “regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund will monitor such investments to ensure that any non-qualifying income does not exceed permissible limits.

MUNICIPAL DEBT INSTRUMENTS

Municipal Obligations and Bonds. A Fund or an Underlying ETP may invest in “municipal obligations.” Municipal obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi–state agencies or authorities the interest from which may be exempt from federal income tax in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes and certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes. Municipal bonds generally have maturities of more than one year when issued and have two principal classifications –– General Obligation Bonds and Revenue Bonds.

General Obligation Bonds – are secured by the issuer’s pledge of its faith, credit and taxing power for the payment of principal and interest.

Revenue Bonds – are payable only from the revenues derived from a particular facility or group of facilities or from the proceeds of special excise or other specific revenue service.

Industrial Development Bonds – are a type of revenue bond and do not generally constitute the pledge of credit of the issuer of such bonds but rather the pledge of credit by the core obligor. The payment of the principal and interest on such bonds is dependent on the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Industrial development bonds are issued by or on behalf of public authorities to raise money to finance public and private facilities for business, manufacturing, housing, ports, pollution control, airports, mass transit and other similar type projects.

Municipal Notes. A Fund or an Underlying ETP may invest in municipal notes. Municipal notes generally have maturities of one year or less when issued and are used to satisfy short–term capital needs.

Municipal notes include:

Tax Anticipation Notes – issued to finance working capital needs of municipalities and are generally issued in anticipation of future tax revenues.

Bond Anticipation Notes – issued in expectation of a municipality issuing a long–term bond in the future. Usually the long–term bonds provide the money for the repayment of the notes.

Revenue Anticipation Notes –issued in expectation of receipt of other types of revenues such as certain federal revenues.

Construction Loan Notes –sold to provide construction financing and may be insured by the Federal Housing Administration. After completion of the project, FNMA or GNMA frequently provides permanent financing.

Pre-Refunded Municipal Bonds –bonds no longer secured by the credit of the issuing entity, having been escrowed with U.S. Treasury securities as a result of a refinancing by the issuer. The bonds are escrowed for retirement either at original maturity or at an earlier call date.

Tax Free Commercial Paper –a promissory obligation issued or guaranteed by a municipal issuer and frequently accompanied by a letter of credit of a commercial bank. It is used by agencies of state and local governments to finance seasonal working capital needs, or as short–term financing in anticipation of long–term financing.

Variable Rate Demand Notes –long term, taxable, or tax-exempt bonds issued on a variable rate basis that can be tendered for purchase at par whenever rates reset upon contractual notice by the investor. The bonds tendered are then resold by the remarketing agent in the secondary market to other investors. Variable Rate Demand Notes can be converted to a long term fixed rate security upon appropriate notice by the issuer.

Tax Free Participation Certificates –tax free floating, or variable rate demand notes which are issued by a municipal or governmental entity that sells a participation in the note.

A participation certificate gives a Fund or an Underlying ETP an undivided interest in the municipal obligation in the proportion that the Fund or Underlying ETP’s participation interest bears to the total principal amount of the municipal obligation and provides the demand feature described below. Each participation is backed by: an irrevocable letter of credit or guaranty of a bank which may be the bank issuing the participation certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation; or an insurance policy of an insurance company that the money manager has determined meets the prescribed quality standards for a Fund or an Underlying ETP. A Fund or an Underlying ETP has the right to sell the participation certificate back to the institution and draw on the letter of credit or insurance on demand after thirty days’ notice for all or any part of the full principal amount of the Fund or Underlying ETP’s participation interest in the security plus accrued interest.

The institutions issuing the participation certificates will retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by a Fund or an Underlying ETP. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. A Fund or an Underlying ETP may attempt to have the issuer of the participation certificate bear the cost of the insurance. A Fund or an Underlying ETP may retain the option to purchase insurance if necessary, in which case the cost of insurance will be a capitalized expense of the Fund or Underlying ETP.

Demand Notes. A Fund or an Underlying ETP may purchase obligations with the right to a “put” or “stand– by commitment.” A “put” on a municipal obligation obligates the seller of the put to buy within a specified time and at an agreed upon price a municipal obligation the put is issued with. A stand–by commitment is a commitment by an underwriter to purchase for resale any part of a new issue offered to current shareholders in a rights offering which remains unsubscribed.

A Fund or an Underlying ETP may also invest in demand notes, which are obligations with the right to a “put.” A “put” obligates the provider of the put to buy the security within a specified time and at an agreed upon price. Variable rate demand notes are floating rate instruments with terms of as much as 40 years which pay interest monthly or quarterly based on a floating rate that is reset daily or weekly based on an index of short-term municipal rates. Liquidity is provided with a put feature, which allows the holder to put the security at par plus accrued interest on any interest rate reset date, usually with one or seven days notice. Variable rate demand notes almost always have credit enhancement in the form of either a letter of credit or bond insurance.

Risk Factors. The ability of a Fund or an Underlying ETP to exercise the put or stand–by commitment may depend on the seller’s ability to purchase the securities at the time the put or stand–by commitment is exercised or on certain restrictions in the buy back arrangement. Such restrictions may prohibit a Fund or an Underlying ETP from exercising the put or stand–by commitment except to maintain portfolio flexibility and liquidity. In the event the seller would be unable to honor a put or stand–by commitment for financial reasons, a Fund or an Underlying ETP may, in the opinion of a Fund or an Underlying ETP’s manager, be a general creditor of the seller. There may be certain restrictions in the buy back arrangement which may not obligate the seller to repurchase the securities. (See, “Certain Investments –– Municipal Notes –– Tax Free Participation Certificates.”)

A Fund or an Underlying ETP may purchase from issuers floating or variable rate municipal obligations some of which are subject to payment of principal by the issuer on demand by the Funds or Underlying ETPs (usually not more than thirty days’ notice). A Fund or an Underlying ETP may also purchase floating or variable rate municipal obligations or participations therein from banks, insurance companies or other financial institutions which are owned by such institutions or affiliated organizations. Each participation is usually backed by an irrevocable letter of credit, or guaranty of a bank or insurance policy of an insurance company.

Variable Amount Master Demand Notes. A Fund or an Underlying ETP may invest in variable amount master demand notes. Variable amount master demand notes are unsecured obligations redeemable upon notice that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. A variable amount master demand note differs from ordinary commercial paper in that (1) it is issued pursuant to a written agreement between the issuer and the holders, (2) its amount may, from time to time, be increased (may be subject to an agreed maximum) or decreased by the holder of the issue, (3) it is payable on demand, (4) its rate of interest payable varies with an agreed upon formula and (5) it is not typically rated by a rating agency.

Variable And Floating Rate Securities. A Fund or an Underlying ETP may invest in variable and floating rate securities. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever the specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a specified margin above or below the prime rate of a specified bank or some similar objective standard, such as the yield on the 90–day U.S. Treasury Bill rate, and may change as often as daily. Generally, changes in interest rates on variable and floating rate securities will reduce changes in the securities’ market value from the original purchase price resulting in the potential for capital appreciation or capital depreciation being less than for fixed–income obligations with a fixed interest rate.

A Fund or an Underlying ETP may purchase variable rate U.S. government obligations which are instruments issued or guaranteed by the U.S. government, or an agency or instrumentality thereof, which have a rate of interest subject to adjustment at regular intervals but no less frequently than every 762 days. Variable rate U.S. government obligations whose interest rates are readjusted no less frequently than every 762 days will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Commercial Paper. A Fund or an Underlying ETP may invest in commercial paper, which consists of short-term (usually 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.

Asset-Backed Commercial Paper. A Fund or an Underlying ETP may invest in asset-backed commercial paper. This is commercial paper issued by a bankruptcy remote special purpose entity to fund the acquisition of financial assets (such as trade receivables, commercial loans, auto and equipment loans, leases or collateral debt obligations) that is repaid from the cash flows of those receivables on a specific date.

Indexed Commercial Paper. A Fund or an Underlying ETP may invest in indexed commercial paper, which is U.S.–dollar denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on indexed commercial paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time. The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S.–dollar denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity. While such commercial paper entails risk of loss of principal, the potential risk for realizing gains as a result of changes in foreign currency exchange rates enables an Underlying Fund to hedge (or cross–hedge) against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return.

Credit And Liquidity Enhancements. A Fund or an Underlying ETP may invest in securities supported by credit and liquidity enhancements from third parties, generally letters of credit from foreign or domestic banks. Liquidity enhancements may be used to shorten the maturity of the debt obligation through a demand feature. Adverse changes in the credit quality of these institutions could cause losses to Underlying Funds that invest in these securities and may affect their share price.

Funding Agreements. A Fund or an Underlying ETP may invest in various types of funding agreements. A funding agreement is an obligation of indebtedness negotiated privately between an investor and an insurance company. A funding agreement has a fixed maturity date and may have either a fixed or variable interest rate that is based on an index and guaranteed for a set time period. Because there is normally no secondary market for these investments, funding agreements purchased by the Underlying Fund may be regarded as illiquid and therefore will be subject to the Underlying Fund’s limitation on illiquid investments.

COMMERCIAL PAPER

Each Fund may invest in commercial paper as described in the Prospectus. Commercial paper consists of short-term, promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing.

OTHER SHORT-TERM INSTRUMENTS

In addition to repurchase agreements, each Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds (including those advised by the Adviser); (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1” by S&P, or if unrated, of comparable quality as determined by the Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Each of the Funds may also invest its cash reserves (the “Cash Balances”) in the Russell U.S. Cash Management Fund, an unregistered fund advised by RIMCo and administered by Russell Financial Services Company (“RFSC”) (the “Cash Management Fund”). The aggregate annual rate of advisory and administrative fees payable to RIMCo and RFSC on the Cash Balances invested in the Cash Management Fund is 0.10%.

INVESTMENT COMPANIES

Each Fund may invest in securities of other investment companies, including ETFs, closed end funds and money market funds, subject to applicable limitations under Section 12(d)(1) of the 1940 Act or SEC exemption. Pursuant to Section 12(d)(1), a Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. To the extent allowed by law, regulation, each Fund’s investment restrictions and the Trust’s exemptive relief, a Fund may invest its assets in securities of investment companies that are money market funds, including those advised by the Adviser or otherwise affiliated with the Adviser, in excess of the limits discussed above. If a Fund invests in and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

The SEC has issued orders exempting certain ETFs from the limits set forth in Sections 12(d)(1)(A) and 12(D)(1)(B). These exemptions permit the Fund to invest in certain Underlying ETFs beyond the limits set forth in Sections 12(d)(1)(A) and 12(D)(1)(B). The Fund intends to enter into participant agreements with such Underlying ETFs and purchase shares of those ETFs beyond the limits of Sections 12(d)(1)(A) and 12(D)(1)(B) in reliance upon the relief.

POOLED INVESTMENT VEHICLES

The Funds or their Underlying ETFs may invest in the securities of pooled vehicles that are not investment companies. These pooled vehicles typically hold commodities, such as gold or oil, currency, or other property that is itself not a security. If a Fund or an Underlying ETF invests in, and thus, is a shareholder of, a pooled vehicle, the Fund or Underlying ETF’s shareholders will indirectly bear the proportionate share of the fees and expenses paid by the pooled vehicle, including any applicable advisory fees, in addition to both the management fees payable directly by the Fund or to the Underlying ETF to its own investment adviser and the other expenses that the Fund and the Underlying ETFs bear directly in connection with their own operations. Certain pooled investment vehicles may not produce qualifying income for purposes of the “90% Test” (as defined below under the heading “Taxation”) which must be met in order for the Fund to maintain its status as a RIC under the Code, the Fund will monitor such investments to ensure that any non-qualifying income does not exceed permissible limits.

OTHER FINANCIAL INSTRUMENTS INCLUDING DERIVATIVES

The Funds will not invest in derivatives. The Underlying ETPs in which the Funds investment may, to a limited extent, and as described below, invest in derivatives; however, the Funds will not invest in Underlying ETPs that use derivatives as a principal investment strategy unless the Underlying ETP uses futures contracts and related options for bona fide hedging, attempting to gain exposure to a particular market, index or instrument, or other risk management purposes. To the extent an Underlying ETP uses futures and/or options on futures, it will do so in accordance with Rule 4.5 under the Commodity Exchange Act.

Positions in futures contracts and options may be closed out only on an exchange which provides a secondary market therefor. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close a futures or options position. In the event of adverse price movements, an Underlying ETP would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Underlying ETP has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the applicable Underlying ETP may be required to make delivery of the instruments underlying futures contracts it has sold.

The Underlying ETP may minimize the risk that it will be unable to close out a futures or options contract by only entering into futures and options for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered index futures contracts) is potentially unlimited. The Underlying ETP does not plan to use futures and options contracts, when available, in this manner. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Underlying ETP, however, intends to utilize futures and options contracts in a manner designed to limit their risk exposure to that which is comparable to what they would have incurred through direct investment in securities. Utilization of futures transactions by the Underlying ETP involves the risk of imperfect or even negative correlation between the changes in market value of the securities held by the Underlying ETP and the prices of futures and options on futures. There is also the risk of loss by the Underlying ETP of margin deposits in the event of bankruptcy of a broker with whom the Underlying ETP has an open position in the futures contract or option.

Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Swap Agreements. Each Underlying ETP may enter into swap agreements including interest rate, index, and credit default swap agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with an Underlying ETP receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of an Underlying ETP’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Underlying ETP.

In the case of a credit default swap (“CDS”), the contract gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if the credit event (a downgrade or default) occurs. This value is obtained by delivering a debt security of the reference issuer to the party in return for a previously agreed payment from the other party (frequently, the par value of the debt security). As the seller of a CDS contract, an Underlying ETP would be required to pay the par (or other agreed upon) value of a referenced debt obligation to the counterparty in the event of a default or other credit event by the reference issuer, such as a U.S. or foreign corporate issuer, with respect to debt obligations. In return, the Underlying ETP would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, an Underlying ETP would keep the stream of payments and would have no payment obligations. As the seller, the Underlying ETP would be subject to investment exposure on the notional amount of the swap.

CDSs may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. An Underlying ETP will segregate assets necessary to meet any accrued payment obligations when it is the buyer of CDS. In cases where an Underlying ETP is a seller of a CDS, if the CDS is physically settled, the Fund will be required to segregate the full notional amount of the CDS. Such segregation will not limit the Underlying ETP’s exposure to loss.

Risks of Swap Agreements. Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, an Underlying ETP will have contractual remedies pursuant to the agreements related to the transaction, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Underlying ETP’s rights as a creditor.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect an Underlying ETP’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements, which may adversely affect the Fund’s investment in the Underlying ETP.

Because they are two party contracts that may be subject to contractual restrictions on transferability and termination and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid and subject to a Fund’s limitation on investments in illiquid securities. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest in the Underlying ETP invested in such swap agreement.

If an Underlying ETP uses a swap as a hedge against, or as a substitute for, a portfolio investment, the Underlying ETP will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Underlying ETP. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Underlying ETP investments. Many swaps are complex and often valued subjectively.

CDS agreements involve greater risks than if an Underlying ETP had invested in the reference obligation directly since, in addition to general market risks, illiquidity risk associated with a particular issuer, and credit risk, each of which will be similar in either case, CDSs are subject to the risk of illiquidity within the CDS market on the whole, as well as counterparty risk. Underlying ETPs generally enter into CDS agreements only with counterparties that meet certain standards of creditworthiness.

Commodity-Linked Derivatives. An Underlying ETP may invest in commodity-linked derivative instruments, such as structured notes, swap agreements, commodity options, futures and options on futures, to gain exposure to commodities markets. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, historically debt securities have tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, historically the prices of certain commodities, such as oil and metals, have tended to increase. Of course, there cannot be any guarantee that derivative instruments will perform in that manner in the future, and at certain times the price movements of commodity-linked investments have been parallel to those of debt and equity securities.

Hedging Strategies. Financial futures contracts may be used by an Underlying ETP during or in anticipation of adverse market events such as interest rate changes. For example: if interest rates were anticipated to rise, financial futures contracts may be sold (short hedge) which would have an effect similar to selling bonds. Once interest rates increase, fixed–income securities held in an Underlying ETP’s portfolio may decline, but the futures contract value may decrease, partly offsetting the loss in value of the fixed–income security by enabling the Underlying ETP to repurchase the futures contract at a lower price to close out the position.

An Underlying ETP may purchase a put and/or sell a call option on a stock index futures contract instead of selling a futures contract in anticipation of an equity market decline. Purchasing a call and/or selling a put option on a stock index futures contract is used instead of buying a futures contract in anticipation of an equity market advance, or to temporarily create an equity exposure for cash reserves until those balances are invested in equities. Options on financial futures are used in a similar manner in order to hedge portfolio securities against anticipated market changes.

Risk Associated with Hedging Strategies. There are certain investment risks involved with using futures contracts and/or options as a hedging technique. One risk is the imperfect correlation between price movement of the futures contracts or options and the price movement of the portfolio securities, stock index or currency subject of the hedge. Another risk is that a liquid secondary market may not exist for a futures contract causing an Underlying ETP to be unable to close out the futures contract thereby affecting the Underlying ETP’s hedging strategy.

In addition, foreign currency options and foreign currency futures involve additional risks. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions could also be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in an Underlying Fund’s ability to act upon economic events occurring in foreign markets during non– business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

ILLIQUID AND RESTRICTED SECURITIES

No more than 15% of a Fund’s net assets will be invested in securities, including repurchase agreements of more than seven days’ duration, that are illiquid. This limitation is applied at the time of purchase. A security is illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued such security. There may be delays in selling illiquid securities at prices representing their fair value.

The Board of Trustees of the Funds has adopted procedures to permit each Fund to deem as liquid the following types of securities that are otherwise presumed to be illiquid securities: (i) certain restricted securities that are eligible for resale pursuant to Rule 144A (“Rule 144A Securities”) under the Securities Act of 1933, as amended (the “Securities Act”); (ii) certain commercial paper issued in reliance on the exemption from registration provided by Section 4(2) of the Securities Act (“Section 4(2) Paper”); (iii) certain interest-only and principal-only fixed mortgage-backed securities issued by the United States government or its agencies and instrumentalities (collectively, “Eligible MBS”); (iv) certain municipal lease obligations and certificates of participation in municipal lease obligations (collectively, “Municipal Lease Obligations”); and (v) certain restricted debt securities that are subject to unconditional puts or demand features exercisable within seven days (“Demand Feature Securities”).

The expenses of registration of restricted securities that are illiquid (excluding securities that may be resold by the Funds pursuant to Rule 144A) may be negotiated at the time such securities are purchased by a Fund. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, a Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. A Fund also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.

FUTURE DEVELOPMENTS

A Fund may take advantage of opportunities in the area of options and futures contracts, options on futures contracts, warrants, swaps and any other investments which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund’s investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, a Fund will provide appropriate disclosure.

SPECIAL CONSIDERATIONS AND RISKS

A discussion of the risks associated with an investment in each Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, the Prospectus.

GENERAL

Investment in a Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities generally and other factors.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities markets may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares). Securities are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), or preferred stocks which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

The principal trading market for some of the securities in which the Funds may invest may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund’s Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent or if bid/ask spreads are wide.

EXCHANGE TRADED FUNDS

Trading Issues. Although the shares of the Funds (“Shares”) are listed for trading on the Exchange and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged or that the Shares will trade with any volume, or at all, on any stock exchange.

Risks of Secondary Listings. The Funds’ shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Funds’ primary listing is maintained. There can be no assurance that the Funds’ shares will continue to trade on any such stock exchange or in any market or that the Funds’ shares will continue to meet the requirements for listing or trading on any exchange or in any market. An active trading market may not exist for Fund shares, and although Fund shares are listed on a national securities exchange, it is possible that an active trading market may not be maintained. Additionally, the Funds’ shares may be less actively traded in certain markets than others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient. Because Fund shares trade at market prices NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Halting of Trades. Trading of Fund shares on an exchange may be halted whenever trading in equity securities generally is halted by the activation of market-wide “circuit breakers” (a rule that requires a halt in trading for a specific period of time when market prices decline by a specified percentage during the course of a trading day). Trading of Fund shares may also be halted if (1) the shares are delisted from the listing exchange without first being listed on another exchange or (2) exchange officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

EQUITY SECURITIES

The value of equity securities fluctuates in response to general market and economic conditions (market risk) and in response to the fortunes of individual companies (company risk). Therefore, the value of an investment in the Funds that hold equity securities may decrease. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. Also, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets. Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of equity securities. These developments and changes can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general.

NON-U.S. AND EMERGING MARKETS SECURITIES

A Fund’s return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country. Non-U.S. markets, economies and political systems may be less stable than U.S. markets, and changes in exchange rates of foreign currencies can affect the value of a Fund’s foreign assets. Non-U.S. laws and accounting standards typically are not as comprehensive as they are in the U.S. and there may be less public information available about foreign companies. Non-U.S. securities markets may be less liquid and have fewer transactions than U.S. securities markets. Additionally, international markets may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities. Investments in foreign countries could be affected by potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the U.S.

Non-U.S. equity securities can involve additional risks relating to political, economic or regulatory conditions in foreign countries. Less information may be available about foreign companies than about domestic companies, and foreign companies generally may not be subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.

Investing in emerging market equity securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets equity securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

TAX RISKS

As with any investment, you should consider how your investment in Shares of a Fund will be taxed. The tax information in the Prospectus and this Statement is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares of a Fund.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when a Fund makes distributions or you sell Fund Shares.

CONTINUOUS OFFERING

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to Shares of a Fund are reminded that under Securities Act Rule 153, a prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that a Fund’s prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in a Fund is contained in the Prospectus under the “BUYING AND SELLING FUND SHARES” section. The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

The Shares of each Fund are approved for listing and trading on the Exchange, subject to notice of issuance. The Shares trade on the Exchange at prices that may differ to some degree from their net asset value. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of a Fund will continue to be met.

The Exchange may, but is not required to, remove the Shares of a Fund from listing if: (1) following the initial twelve-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days; (2) the value of its Index or portfolio of securities on which the Fund is based is no longer calculated or available; (3) the

“indicative optimized portfolio value” (“IOPV”) of the Fund is no longer calculated or available; or (4) such other event shall occur or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. In addition, the Exchange will remove the Shares from listing and trading upon termination of the Trust or a Fund.

The Trust reserves the right to adjust the Share price of a Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The base and trading currencies of the Funds is the U.S. dollar. The base currency is the currency in which a Fund’s net asset value per Share is calculated and the trading currency is the currency in which Shares of a Fund are listed and traded on the Exchange.

BOOK ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “BUYING AND SELLING FUND SHARES.”

The Depository Trust Company (“DTC”) acts as securities depositary for the Shares. Shares of each Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in the limited circumstance provided below, certificates will not be issued for Shares.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”) and the FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.

CONVEYANCE OF ALL NOTICES, STATEMENTS AND OTHER COMMUNICATIONS TO BENEFICIAL OWNERS IS EFFECTED AS FOLLOWS. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC

Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of a Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. Dividends from net investment income, if any, are declared and paid quarterly by the Funds. Distributions of net realized capital gains, if any, generally are declared and paid once a year, but the Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Funds.

Each Fund makes additional distributions to the extent necessary (i) to distribute the entire net investment income of the Fund, plus any net realized capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Internal Revenue Code. Management of the Trust reserves the right to declare special dividends for each Fund if, in its reasonable discretion, such action is necessary or advisable to preserve the status of a Fund as a RIC to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service. The Funds will not make the DTC book-entry Dividend Reinvestment Service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make this service available for use by Beneficial Owners of the Funds through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables in order to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Trust of the same Fund at NAV.

TAXATION

FEDERAL INCOME TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on provisions of the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein. Unless otherwise indicated, references in the following discussion to the tax consequences of Fund investments, activities, income, gain and loss include the direct investments, activities, income, gain and loss of a Fund and, where appropriate, those indirectly attributable to a Fund as a result of its investments in Underlying ETPs.

Shareholders are urged to consult their own tax advisors regarding the application of the provisions of tax law described in this Statement in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

REGULATED INVESTMENT COMPANY STATUS

Each Fund will seek to qualify for treatment as a RIC under the Internal Revenue Code. Provided that for each tax year the Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least 90% of its net investment income for such year (including, for this purpose, the excess of net realized short-term capital gains over net long-term capital losses), the Fund itself will not be subject to federal income taxes to the extent the Fund’s net investment income and the Fund’s net realized capital gains, if any, are distributed to the Fund’s shareholders. One of several requirements for RIC qualification is that a Fund must receive at least 90% of its gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to the Fund’s investments in stock, securities, foreign currencies and net income from an interest in a qualified publicly traded partnership (the “90% Test”). A second requirement for qualification as a RIC is that a Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund’s taxable year: (a) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnership (the “Asset Test”).

A Fund’s investments in certain of the Underlying ETPs, such as investments in ETNs, may not produce qualifying income for purposes of the 90% Test which, as described above, must be satisfied in order for a Fund to maintain its status and qualify as a RIC. Each Fund intends to monitor such investments to ensure that any non-qualifying income does not exceed permissible limits, however, if one or more investments generates more non-qualifying income than expected it could cause a Fund to inadvertently fail the 90% Test thereby causing a Fund to inadvertently fail to qualify as a RIC.

In the event of a failure by a Fund to qualify as a RIC, the Fund’s distributions, to the extent such distributions are derived from the Fund’s current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the Fund as ordinary income and would be eligible for the dividends received deduction for corporate shareholders and as qualified dividend income for individual shareholders, subject to certain limitations. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder’s hands as long-term capital gains, as discussed below, had the Fund qualified as a RIC. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC under Subchapter M of the Internal Revenue Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.

Each Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for the year and 98% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax, but can make no assurances that all such tax liability will be eliminated.

Each Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. All or a portion of the net investment income distributions may be treated as qualified dividend income (which prior to December 31, 2012, are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets)) to the extent that a Fund receives qualified dividend income. Absent further legislation, qualified dividend income will be subject to ordinary income rates of up to 39.6% for taxable years beginning after December 31, 2012. Qualified dividend income is, in general, dividend income from taxable U.S. corporations and certain non-U.S. corporations (e.g., non-U.S. corporations that are not “passive foreign investment companies” and which are incorporated in a possession of the U.S. or in certain countries with a comprehensive tax treaty with the U.S., or the stock of which is readily tradable on an established securities market in the U.S.). Distributions from a Fund will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for 61 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become ex-dividend with respect to such dividend or a Fund fails to satisfy those holding period requirements with respect to the Underlying ETP that paid the dividend or the Underlying ETP fails to satisfy those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder (or, in the case of certain preferred stocks, the holding requirement of 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend with respect to such dividend); (ii) the Underlying ETP, a Fund or the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property; or (iii) the shareholder elects to treat such dividend as investment income under Section 163(d)(4)(B) of the Code. Dividends received by a Fund from a REIT or another RIC, which may include Underlying ETPs, may be treated as qualified dividend income only to the extent the dividend distributions are attributable to qualified dividend income received by such REIT or other RIC. It is expected that dividends received by an Underlying ETP from a REIT and distributed by a Fund to a shareholder generally will be taxable to the shareholder as ordinary income. If you lend your Fund shares pursuant to securities lending arrangements you may lose the ability to treat Fund dividends (paid while the shares are held by the borrower) as qualified dividends.

Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such (currently at a maximum rate of 15%), regardless of how long the shareholder has owned the shares. Shareholders will be notified annually by the Funds as to the federal tax status of all distributions made by the Funds. Distributions may be subject to state and local taxes. Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2012.

Beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a 3.8% Medicare contribution tax will apply on “net investment income,” including interest, dividends, and capital gains.

Shareholders who have not held Fund shares for a full year should be aware that a Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in a Fund.

If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Sales and redemptions of Fund shares are generally taxable transactions for federal and state income tax purposes. In general, if you hold your shares as a capital asset, gain or loss realized will be capital in nature and will be classified as long-term or short-term, depending on the length of the time shares have been held.

All or a portion of any loss realized upon the sale of Fund Shares will be disallowed to the extent that other Fund Shares are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a Share sale. Any loss disallowed under these rules will be added to the tax basis in the newly purchased Shares. In addition, any loss realized by a shareholder on the disposition of Shares held for six months or less is treated as a long-term capital loss to the extent of any distributions of any net long-term capital gains received by the shareholder with respect to such Shares.

An Underlying ETP may invest in complex securities such as equity options, index options, repurchase agreements, foreign currency contracts, hedges and swaps, and futures contracts. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Underlying ETP are treated as ordinary income or capital gain, accelerate the recognition of income to the Underlying ETP and/or defer the Underlying ETP’s ability to recognize losses. These rules may affect the amount, timing or character of the distributions that a Fund receives from the Underlying ETP, and in turn, may affect the amount, timing or character of the income distributed by the Fund.

If one or more Underlying ETPs generates more non-qualifying income than a Fund’s portfolio management expects it could cause the Fund to inadvertently fail the 90% Test thereby causing the Fund to inadvertently fail to qualify as a RIC.

With respect to investments in zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, the Funds will be required to include as part of their current income the imputed interest on such obligations even if a Fund has not received any interest payments on such obligations during that period. Because the Funds distribute all of their net investment income to their shareholders, the Funds may have to sell Fund securities to distribute such imputed income which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

A Fund may acquire market discount bonds. A market discount bond is a security acquired in the secondary market at a price below its redemption value (or its adjusted issue price if it is also an original issue discount bond). If a Fund invests in a market discount bond, it will be required to treat any gain recognized on the disposition of such market discount bond as ordinary income (instead of capital gain) to the extent of the accrued market discount unless the Fund elects to include the market discount in income as it accrues.

The Fund’s investment in lower-rated or unrated debt securities may present issues for the Fund if the issuers of these securities default on their obligations because the federal income tax consequences to a holder of such securities are not certain.

Dividends and interest received by a Fund’s holding of foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If a Fund meets certain requirements, which include a requirement that more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of stocks or securities of foreign corporations, then the Fund should be eligible to file an election with the Internal Revenue Service (“IRS”) that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid the Fund, subject to certain limitations. Pursuant to this election, the Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit the shareholder may be entitled to use against such shareholder’s federal income tax. If the Fund makes this election, the Fund will report annually to its shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions.

Foreign withholding taxes may be imposed on income earned by an Underlying ETP’s investment in foreign securities which may reduce the return on such investments. In addition, investments in foreign securities or foreign currencies may increase or accelerate the recognition of ordinary income and may affect the timing or amount of an Underlying ETP’s distributions. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign tax credits, if any, might be passed though a Fund to you from one or more Underlying ETPs taxable as a RICs depending on, among other requirements, whether the Fund invests at least 50% of its assets in Underlying ETPs which are taxable as RICs.

Transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Underlying ETPs (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income and defer losses. These rules could therefore affect the character, amount and timing of distributions to you. These provisions also may require Underlying ETPs to mark-to-market certain types of positions in their portfolios (i.e., treat them as if they were closed out) which may cause the such Underlying ETPs to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the RIC distribution requirements for avoiding income and excise taxes. As a result, an Underlying ETP may need to sell investments to distribute such imputed income which may occur at a time when the advisor would not have chosen to sell such securities and which may result in taxable gain or loss.

If a Fund or Underlying ETP owns shares in certain foreign investment entities, referred to as “passive foreign investment companies” or “PFIC,” it will be subject to one of the following special tax regimes: (i) it is liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by a Fund or Underlying ETP as a dividend to its shareholders; (ii) if a Fund or Underlying ETP were able and elected to treat a PFIC as a “qualifying electing fund” or “QEF,” a Fund or Underlying ETP would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, a Fund’s or Underlying ETP’s pro rata share of the ordinary earnings and net capital gains of the passive foreign investment company, whether or not such earnings or gains are distributed to a Fund or Underlying ETP; or (iii) a Fund or Underlying ETP may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above. In order to make a QEF election, a Fund or Underlying ETP, as applicable, would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.

BACK-UP WITHHOLDING

In certain cases the Funds will be required to withhold and remit to the U.S. Treasury an amount equal to the applicable back-up withholding rate applied to reportable taxable dividends and distributions, as well as the proceeds of any redemptions of Fund Shares, paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number (usually the shareholder’s social security number); (2) is subject to back-up withholding by the IRS; (3) has failed to provide the Funds with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

FOREIGN SHAREHOLDERS

Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains; provided, however, that for the Funds’ taxable year beginning before December 31, 2011, interest related dividends and short-term capital gain dividends generally will not be subject to U.S. withholding taxes. Distributions to foreign shareholders of such short-term capital gain dividends, of long-term capital gains and any gains from the sale or other disposition of shares of the Funds generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Internal Revenue Code’s definition of “resident alien” or (2) is physically present in the U.S. for 183 days or more per year.

Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Special rules may be applicable to foreign shareholders of Funds that invest in Underlying ETPs which invest in REITs. Foreign shareholders are urged to consult their own tax advisors concerning the applicability of special U.S. withholding tax rules and the proper withholding form(s) to be submitted to a Fund. A foreign shareholder who fails to provide the appropriate IRS Form W-8 may be subject to back-up withholding at the appropriate rate.

TAXES ON CREATION AND REDEMPTIONS OF CREATION UNITS

A person who purchases a Creation Unit by exchanging securities in-kind generally will recognize a gain or loss equal to the difference between the market value of the Creation Units at the time, and the purchaser’s aggregate basis in the securities surrendered and any net cash paid. A person who redeems Creation Units and receives securities in-kind from a Fund will generally recognize a gain or loss equal to the difference between the redeemer’s basis in the Creation Units, and the aggregate market value of the securities received and any net cash received. The IRS, however, may assert that a loss realized upon an in-kind exchange of securities for Creation Units or an exchange of Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses.

Each Fund has the right to reject an order for Creation Units if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to section 351 of the Internal Revenue Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Fund also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

OTHER TAX CONSIDERATIONS

Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Under current law, each Fund generally serves to block UBTI from being realized by its tax-exempt shareholders. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of an investment in a Fund where, for example, (i) the Underlying ETP’s invest in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) or (ii) shares in a Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisors. There are no restrictions preventing an Underlying ETP from holding investments in REITs that hold residual interests in REMICs, and each Underlying ETP may do so. Prospective tax-exempt shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisors prior to making investment in a Fund.

Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as a Fund are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Each Fund and each Underlying ETP may be subject to tax or taxes in certain states where it does business. The imposition of such a tax could reduce investment returns. Furthermore, in those states which have income tax laws, the tax treatment of the Funds and of Fund shareholders with respect to distributions by a Fund may differ from federal tax treatment.

Shareholders are urged to consult their own tax advisors regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

FINANCIAL STATEMENTS

The Funds had not yet commenced operations as of the date of this Statement. Therefore, the Funds have no financial statements or financial highlights.

PART C: OTHER INFORMATION

Item 28.	Exhibits

(a)(1)	Certificate of Trust dated July 26, 2009 of Russell Exchange Traded Funds Trust (formerly, U.S. One Trust) (the “Trust” or the “Registrant”) is incorporated herein by reference to Exhibit (a)(1) of the Registrant’s Initial Registration Statement on Form N-1A (File Nos. 333-160877 and 811-22320), as filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0000950123-09-027054 on July 29, 2009.

(a)(2)	Certificate of Amendment dated April 14, 2011 to the Certificate of Trust dated July 26, 2009 is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-160877 and 811-22320), as filed with the SEC via EDGAR Accession No. 0001193125-11-117714 on April 29, 2011.

(a)(3)	Registrant’s Agreement and Declaration of Trust is incorporated herein by reference to Exhibit (a)(2) of the Registrant’s Initial Registration Statement on Form N-1A (File Nos. 333-160877 and 811-22320), as filed with the SEC via EDGAR Accession No. 0000950123-09-027054 on July 29, 2009.

(b)	Registrant’s By-Laws are incorporated herein by reference to Exhibit (b) of the Registrant’s Initial Registration Statement on Form N-1A (File Nos. 333-160877 and 811-22320), as filed with the SEC via EDGAR Accession No. 0000950123-09-027054 on July 29, 2009.

(c)	Not applicable.

(d)(1)

Advisory Agreement dated February 23, 2011 between the Registrant and Russell Investment Management Company, relating to the One® Fund (now the Russell Equity ETF), is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-160877 and

811-22320), as filed with the SEC via EDGAR Accession No. 0001193125-11-117714 on April 29, 2011.

(d)(2)	Letter Agreement to the Advisory Agreement dated February 23, 2011 between the Registrant and Russell Investment Management Company, relating to the Russell Global Opportunities ETF, Russell Bond ETF and Russell Real Return ETF, to be filed by amendment.

(d)(3)	Letter Agreement to the Advisory Agreement dated February 23, 2011 between the Registrant and Russell Investment Management Company, relating to the Russell Aggressive Growth ETF, Russell Consistent Growth ETF, Russell Growth at Reasonable Price ETF, Russell Contrarian ETF, Russell Equity Income ETF, Russell Low P/E ETF, Russell Small & Mid Cap Defensive Value ETF, Russell Small Cap Defensive Value ETF, Russell 1000 Low Beta ETF, Russell 1000 High Beta ETF, Russell 1000 Low Volatility ETF, Russell 1000 High Volatility ETF, Russell 1000 High Momentum ETF, Russell 2000 Low Beta ETF, Russell 2000 High Beta ETF, Russell 2000 Low Volatility ETF, Russell 2000 High Volatility ETF, and Russell 2000 High Momentum ETF, to be filed by amendment.

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(e)(1)	Distribution Agreement between the Registrant and ALPS Distributors, Inc. to be filed by amendment.

(e)(2)	Form of Authorized Participant Agreement is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-160877 and 811-22320), as filed with the SEC via EDGAR Accession No. 0001193125-11-117714 on April 29, 2011.

(f)	Not applicable.

(g)	Custody Agreement between the Registrant and State Street Bank and Trust Company to be filed by amendment.

(h)(1)	Administration Agreement between the Registrant and Russell Fund Services Company to be filed by amendment.

(h)(2)	Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company to be filed by amendment.

(i)

Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, relating to Shares of the Russell Global Opportunities ETF, Russell Bond ETF and Russell Real Return ETF (formerly, Russell Inflation ETF), is incorporated herein by reference to Exhibit (i)(2) of Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-160877 and

811-22320), as filed with the SEC via EDGAR Accession No. 0001193125-11-022031 on February 2, 2011.

(j)	Not applicable.

(k)	Not applicable.

(l)	Subscription Agreement dated April 2, 2010 between the Registrant and Paul Hrabal is incorporated herein by reference to Exhibit (l) of the Registrant’s Registration Statement on Form N-1A (File Nos. 333-160877 and 811-22320), as filed with the SEC via EDGAR Accession No. 0001144204 on April 5, 2010.

(m)	Not applicable.

(n)	Not applicable.

(o)	Not applicable.

(p)(1)	Code of Ethics of the Registrant is incorporated herein by reference to Exhibit (p)(1) of the Registrant’s Registration Statement on Form N-1A (File Nos. 333-160877 and 811-22320), as filed with the SEC via EDGAR Accession No. 0001144204 on April 5, 2010.

(p)(2)

Code of Ethics of Russell Investment Management Company is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-160877 and

811-22320), as filed with the SEC via EDGAR Accession No. 0001193125-11-117714 on April 29, 2011.

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(p)(3)	Code of Ethics of ALPS Distributors, Inc. is filed herewith.

Item 29.	Persons Controlled by or under Common Control with the Fund

Not Applicable.

Item 30.	Indemnification

The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the By-Laws, the Trust out of its assets may indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee’s or officer’s performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and other Connections of the Investment Adviser

Russell Investment Management Company, a Washington corporation (“RIMCO”) serves as the investment adviser for each series of the Trust. The principal address of RIMCO is 1301 Second Avenue, 18th Floor, Seattle, Washington 98101. RIMCO is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of Russell is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

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Name and Position with Investment Adviser		Name of Other Company	Connection with Other Company
Carla L. Anderson	Assistant Secretary	None	None
John “Jack” Bryan	Treasurer	None	None
Peter Gunning	Chairman, President and Chief Executive Officer	None	None
Debra Ramsey	Chief Operating Officer, Private Client Services	None	None
Mary Beth Rhoden	Secretary	None	None
Matthew Moss	Chief Financial Officer	None	None
Cheryl B. Wichers	Chief Compliance Officer	None	None

Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each such officer and director is included in the Trust’s Statement of Additional Information.

Item 32.	Principal Underwriters

(a)	ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: ALPS ETF Trust, Ameristock Mutual Fund, Inc., AQR Funds, BBH Funds Trust, BLDRS Index Funds Trust, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Cook & Bynum Funds Trust, CornerCap Group of Funds, CRM Mutual Fund Trust, Cullen Funds, SPDR Dow Jones Industrial Average ETF Trust, EGA Global Shares Trust, Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, Forward Funds, GLG Investment Series Trust, Grail Advisors ETF Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, Laudus Trust, Laudus Institutional Trust, Milestone Funds, MTB Group of Funds, Oak Associates Funds, Pax World Series Trust I, Pax World Funds trust II, PowerShares QQQ 100 Trust Series 1, RiverNorth Funds, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Select Sector SPDR Trust, Stonebridge Funds, Inc., Stone Harbor Investment Funds, Transparent Value Trust, TDX Independence Funds, Inc., Trust for Professional Managers, Wasatch Funds, WesMark Funds, Westcore Trust, Williams Capital Liquid Assets Fund, and WisdomTree Trust.

(b)	To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	None
Spencer Hoffman	Director	None
Thomas A. Carter	President, Director	None
Jeremy O. May	Executive Vice President, Director	None
John C. Donaldson	Executive Vice President, Chief Financial Officer	None
Diana M. Adams	Senior Vice President, Controller, Treasurer	None
Kevin J. Ireland	Senior Vice President, Director of Institutional Sales	None
Mark R. Kiniry	Senior Vice President, National Sales Director-Investments	None
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Tané T. Tyler	Senior Vice President, Secretary, General Counsel	None
Erin Douglas	Vice President, Senior Associate Counsel	None
JoEllen Legg	Vice President, Associate Counsel	None
Paul F. Leone	Vice President, Assistant General Counsel	None
David T. Buhler	Vice President, Associate Counsel	None
Steven Price	Vice President, Deputy Chief Compliance Officer	None
James Stegall	Vice President, Institutional Sales Manager	None

* The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

Item 33.	Location of Accounts and Records

State the name and address of each person maintaining principal possession of each account, book or other document required to be maintained by section 31(a) of the 1940 Act Section 15 U.S.C. 80a-30(a) and the rules under that section.

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the following offices:

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(a)	Registrant:

Russell Exchange Traded Funds Trust

1301 Second Avenue

Seattle, Washington 98101

(b)	Adviser:

Russell Investment Management Company

1301 Second Avenue

Seattle, Washington 98101

(c)	Principal Underwriter:

ALPS Distributors, Inc.

1290 Broadway

Suite 1100

Denver, Colorado 80203

(e)	Custodian:

State Street Bank and Trust Company

2 Avenue de Lafayette, LCC 25

Boston, Massachusetts 02111

Item 34.	Management Services

Not Applicable.

Item 35.	Undertakings

Not Applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 6 to Registration Statement 333-160877 to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco, State of California on this 9th day of May, 2011.

Russell Exchange Traded Funds Trust

/s/ James Polisson
Name:	James Polisson
Title:	President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ James Polisson James Polisson	Trustee	May 9, 2011

/s/ Evelyn S. Dilsaver Evelyn S. Dilsaver	Trustee	May 9, 2011

/s/ Jane A. Freeman Jane A. Freeman	Trustee	May 9, 2011

/s/ Daniel O. Leemon Daniel O. Leemon	Trustee	May 9, 2011

/s/ Ernest L. Schmider Ernest L. Schmider	Trustee	May 9, 2011

* Mark E. Swanson	Treasurer, Chief Financial Officer and Chief Accounting Officer	May 9, 2011

By*:	/s/ Mary Beth Rhoden
Mary Beth Rhoden

*	Pursuant to Power of Attorney

Exhibit Index

Number	Exhibit:

EX-99.P3	Code of Ethics of ALPS Distributors, Inc.